Consolidated Schedule of Investments
(unaudited)
March 31, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.2%
(a)(b)
AREIT Ltd., Series 2025-CRE10,
Class A, (1-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.07%,
12/17/29 ................. USD 100 $ 99,738
Elmwood CLO II Ltd., Series 2019-2A,
Class BRR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%),
5.37%, 10/20/37 ............ 250 249,845
349,583
Ireland — 2.0%
(b)(c)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 5.73%,
02/15/37 ................. EUR 100 116,163
Arbour CLO VI DAC, Series 6X, Class
DR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.18%, 11/15/37 . 100 114,490
Arcano Euro CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.40%
Floor + 3.40%), 5.43%, 04/25/39 . 100 115,364
Arcano Euro CLO II DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.33%, 07/25/39 . 100 115,020
Arini European CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 4.82%, 01/15/39 . 100 113,098
Aurium CLO VII DAC, Series 7X, Class
DR, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 5.28%, 10/15/38 . 100 113,678
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.28%, 10/25/37 . 100 114,554
CIFC European Funding CLO II
DAC, Series 2X, Class DR, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.02%, 10/15/39 ............ 100 114,713
CIFC European Funding CLO III
DAC, Series 3X, Class DR, (3-mo.
EURIBOR at 2.55% Floor + 2.55%),
4.54%, 01/15/39 ............ 100 112,686
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.12%, 10/15/37 . 100 114,660
CVC Cordatus Opportunity Loan
Fund-R DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.80% Floor +
2.80%), 4.78%, 08/15/33 ....... 100 113,666
Elm Park CLO DAC, Series 1X, Class
DR3, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.32%, 01/15/38 . 100 114,323
Hambridge Euro CLO 1 DAC, Series
1X, Class D, (3-mo. EURIBOR
at 3.30% Floor + 3.30%), 5.34%,
10/20/38 ................. 100 115,256
Newbridge Park CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 2.50%
Floor + 2.50%), 4.70%, 04/15/40 . 100 113,536
Palmer Square European Loan Funding
DAC, Series 2024-2X, Class D,
(3-mo. EURIBOR at 3.15% Floor +
3.15%), 5.13%, 05/15/34 ....... 100 115,694
Security
Par (000)
Par (000) Value
Ireland (continued)
Penta CLO 17 DAC, Series 2024-
17X, Class DR, (3-mo. EURIBOR
at 2.60% Floor + 2.60%), 4.62%,
02/15/39 ................. EUR 100 $ 110,674
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.22%, 10/15/38 . 100 114,507
Providus CLO XIV DAC, Series 14X,
Class D, (3-mo. EURIBOR at 2.65%
Floor + 2.65%), 4.92%, 04/18/40 . 100 112,319
Rockford Tower Europe CLO DAC
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.03%, 10/25/37 .... 100 114,758
Series 2025-3X, Class D, (3-mo.
EURIBOR at 3.10% Floor +
3.10%), 5.18%, 01/15/40 .... 100 115,171
Signal Harmonic CLO I DAC, Series
1X, Class DR, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 5.52%,
07/15/38 ................. 100 113,962
Sona Fios CLO III DAC, Series 3X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.28%, 04/20/37 . 110 126,508
Sona Fios CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.33%, 08/25/38 . 100 115,264
Texas Debt Capital Euro CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.02%, 04/16/39 ............ 100 114,861
Tikehau CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.28%, 10/20/38 . 100 115,007
Victory Street CLO II DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.20%, 01/15/39 . 100 114,655
2,984,587
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 22 29,455
United States — 2.1%
Ajax Mortgage Loan Trust, Series 2021-
E, Class A1, 1.74%, 12/25/60
(a)(b)
. USD 127 111,351
Compass Datacenters Issuer II LLC,
Series 2025-2A, Class A1, 4.93%,
11/25/50
(a)
................ 73 71,846
DB Master Finance LLC, Series 2025-
1A, Class A2I, 4.89%, 08/20/55
(a)
. 66 65,208
Domain Greenbough Issuer 2 LLC,
14.57%, 01/23/32
(a)(b)(d)
........ 55 55,398
FNA 8 LLC, Series 2025-1, Class A,
5.62%, 03/15/45
(a)(b)
.......... 67 66,758
Foundation Finance Trust, Series 2025-
3A, Class A, 4.56%, 08/15/52
(a)
.. 140 138,606
FS Rialto Issuer LLC, Series 2025-
FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.06%, 08/19/42
(a)(b)
.......... 100 99,785
GoodLeap Home Improvement
Solutions Trust, Series 2024-1A,
Class A, 5.35%, 10/20/46
(a)
..... 77 78,016
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 18 13,631

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
GreenSky Home Improvement Trust,
Series 2024-1, Class A4, 5.67%,
06/25/59
(a)
................ USD 40 $ 40,554
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2025-FL20,
Class A, (1-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.13%,
02/18/43
(a)(b)
............... 100 99,729
Navient Private Education Refi Loan
Trust, Series 2021-DA, Class A, (US
Prime Rate at 0.00% Floor - 1.99%),
4.76%, 04/15/60
(a)(b)
.......... 45 43,892
Navient Refinance Loan Trust, Series
2025-B, Class A, 4.72%, 09/15/55
(a)
86 85,840
Nelnet Student Loan Trust
(a)
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... 100 90,484
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 100 91,189
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 100 88,337
Series 2025-AA, Class A1B, (SOFR
30 day Average at 0.00% Floor +
1.10%), 4.77%, 03/15/57
(b)
... 124 123,724
Series 2025-CA, Class A1B, (SOFR
30 day Average at 1.35% Floor +
1.35%), 5.02%, 06/22/65
(b)
... 90 90,308
Series 2025-CA, Class D, 5.82%,
06/22/65 ............... 100 97,531
Planet Fitness Master Issuer LLC,
Series 2025-1A, Class A2II, 5.65%,
12/06/55
(a)
................ 54 53,311
QTS Issuer ABS II LLC, Series 2025-
1A, Class A2, 5.04%, 10/05/55
(a)
. 55 53,873
Regional Management Issuance Trust,
Series 2025-2, Class A, 4.59%,
11/16/37
(a)
................ 160 158,241
Republic Finance Issuance Trust,
Series 2025-A, Class A, 4.59%,
11/20/34
(a)
................ 159 158,295
Retained Vantage Data Centers Issuer
LLC, Series 2025-1A, Class A2A,
5.09%, 08/15/50
(a)
........... 60 58,669
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(a)
(d)
...................... 200 196,500
Silver Point Euro CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 5.10%, 01/15/39
(b)(c)
EUR 100 114,736
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 0.00% Floor +
4.86%), 8.54%, 10/15/41
(a)(b)
.... USD 84 88,240
SMB Private Education Loan Trust
(a)
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 115 101,752
Series 2024-D, Class A1B, (SOFR
30 day Average at 1.10% Floor +
1.10%), 4.77%, 07/15/53
(b)
... 110 109,286
SoFi Consumer Loan Program Trust
(a)
Series 2026-B, Class A, 4.40%,
02/25/36 ............... 152 151,987
Series 2026-B, Class B, 4.90%,
02/25/36 ............... 25 24,973
Series 2026-B, Class C, 5.20%,
02/25/36 ............... 25 24,966
Security
Par (000)
Par (000) Value
United States (continued)
Series 2026-B, Class D, 5.56%,
02/25/36 ............... USD 25 $ 24,971
SoFi Personal Loan Trust, Series 2024-
1A, Class A, 6.06%, 02/12/31
(a)
.. 20 19,942
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(a)
... 44 44,824
Summit Issuer LLC, Series 2025-1A,
Class A2, 5.21%, 11/20/55
(a)
.... 75 74,812
Taco Bell Funding LLC, Series 2025-
1A, Class A2I, 4.82%, 08/25/55
(a)
. 75 73,848
UPX HIL Issuer Trust, Series 2025-1,
Class A, 5.16%, 01/25/47
(a)
..... 125 124,314
3,209,727
Total Asset-Backed Securities — 4.3%
(Cost: $6,597,270) .............................. 6,573,352
Shares
Shares
Common Stocks
Argentina — 0.0%
YPF SA , ADR
(e)(f)
.............. 462 21,354
Australia — 0.5%
BHP Group Ltd. ............... 3,042 110,067
Fortescue Ltd. ................ 3,338 47,699
Macquarie Group Ltd. ........... 1,024 145,466
Mirvac Group
(g)
............... 23,242 28,717
PLS Group Ltd.
(e)
.............. 18,716 68,529
Quintis HoldCo Pty. Ltd.
(d)(e)(h)
...... 218,994 2
Rio Tinto Ltd. ................ 382 43,401
Santos Ltd. .................. 11,156 61,063
Transurban Group
(g)
............ 8,488 82,799
Woodside Energy Group Ltd. ...... 2,929 69,527
Woolworths Group Ltd. .......... 924 23,333
Worley Ltd. .................. 2,887 22,678
703,281
Austria — 0.0%
Raiffeisen Bank International AG
(e)
.. 109 4,668
Belgium — 0.1%
KBC Group NV ............... 828 101,340
UCB SA .................... 238 71,709
173,049
Brazil — 0.2%
Banco do Brasil SA ............ 8,036 35,775
ERO Copper Corp.
(e)
........... 244 6,508
Klabin SA ................... 9,492 35,953
Localiza Rent a Car SA .......... 4,784 43,445
Lojas Renner SA .............. 21,791 62,556
MercadoLibre , Inc.
(e)
............ 18 31,122
Rede D'Or Sao Luiz SA
(a)(c)
....... 567 4,260
Rumo SA ................... 4,702 14,824
StoneCo Ltd. , Class A
(e)
......... 2,122 29,963
Vale SA .................... 1,263 20,108
Vale SA , ADR ................ 3,636 57,849
XP, Inc. , Class A .............. 343 6,531
348,894
Canada — 1.6%
Agnico Eagle Mines Ltd. ......... 319 64,752
Algoma Steel Group, Inc.
(f)
........ 4,547 18,779
Bank of Nova Scotia (The) ........ 1,057 73,301
Barrick Mining Corp. ............ 2,494 101,922

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Canada (continued)
BCE, Inc. ................... 4,097 $ 103,375
Cameco Corp. ................ 4,427 480,816
Canadian Imperial Bank of Commerce 405 38,383
Canadian National Railway Co. .... 641 65,975
Canadian Natural Resources Ltd.
(f)
.. 1,545 75,367
Cenovus Energy, Inc. ........... 14,325 380,042
CGI, Inc. , Class A ............. 869 63,531
Constellation Software, Inc. ....... 37 64,951
Fortis, Inc. .................. 2,730 152,308
Intact Financial Corp. ........... 417 75,564
Kinross Gold Corp. ............. 2,052 62,736
Lundin Gold, Inc. .............. 338 25,831
Methanex Corp.
(f)
.............. 846 50,371
Power Corp. of Canada
(f)
......... 790 38,032
Suncor Energy, Inc. ............ 6,329 418,612
Teck Resources Ltd. , Class B ..... 1,374 71,214
WSP Global, Inc. .............. 126 19,610
2,445,472
Cayman Islands — 0.0%
Teya Services Ltd., Series C, (Acquired
11/16/21, cost $73,809)
(d)(e)( i )
.... 38 8,599
China — 1.1%
Airtac International Group ........ 1,000 31,851
Alibaba Group Holding Ltd. , ADR ... 592 74,272
ANTA Sports Products Ltd. ....... 3,400 33,237
BYD Co. Ltd. , Class H .......... 17,300 236,514
China Galaxy Securities Co. Ltd. , Class
H ...................... 25,500 25,996
China Hongqiao Group Ltd. ....... 9,500 42,914
Contemporary Amperex Technology
Co. Ltd. , Class H
(f)
........... 995 79,310
Geely Automobile Holdings Ltd. .... 19,000 50,691
Great Wall Motor Co. Ltd. , Class A .. 25,157 75,920
Kuaishou Technology
(a)(c)
......... 4,100 24,150
Lenovo Group Ltd. ............. 58,000 69,757
Meituan , Class B
(a)(c)(e)
........... 1,200 13,095
New Oriental Education & Technology
Group, Inc. , ADR ............ 683 38,678
NXP Semiconductors NV ........ 319 62,798
SAIC Motor Corp. Ltd. , Class A .... 31,396 67,266
Shenzhou International Group Holdings
Ltd. ..................... 3,600 21,997
Tencent Holdings Ltd. ........... 9,991 630,156
Tencent Holdings Ltd. , ADR ....... 13 822
Weichai Power Co. Ltd. , Class H ... 8,000 28,370
Wuxi Biologics Cayman, Inc.
(a)(c)(e)
... 1,000 4,301
XCMG Construction Machinery Co.
Ltd. , Class A ............... 23,200 34,258
Zhongji Innolight Co. Ltd. , Class A .. 500 42,962
1,689,315
Czech Republic — 0.0%
Komercni Banka A/S ........... 201 10,255
Moneta Money Bank A/S
(a)(c)
...... 662 5,771
16,026
Denmark — 0.3%
Ascendis Pharma A/S , ADR
(e)
...... 103 23,559
Coloplast A/S , Class B
(f)
......... 428 29,155
Danske Bank A/S .............. 1,657 81,661
DSV A/S .................... 1,572 379,651
514,026
Security
Shares
Shares Value
Egypt — 0.0%
Commercial International Bank Egypt
SAE .................... 13,901 $ 30,877
Fawry for Banking & Payment
Technology Services SAE
(e)
..... 58,850 18,477
49,354
Finland — 0.0%
Neste OYJ .................. 230 7,474
Sampo OYJ , Class A ........... 3,092 32,887
40,361
France — 2.0%
Airbus SE ................... 1,948 368,314
BNP Paribas SA .............. 327 31,151
Bouygues SA ................ 243 14,084
Capgemini SE ................ 220 25,960
Engie SA ................... 4,230 136,322
EssilorLuxottica SA ............ 1,036 241,414
Hermes International SCA ........ 164 310,674
Legrand SA ................. 530 82,338
L'Oreal SA .................. 49 20,006
LVMH Moet Hennessy Louis Vuitton SE 582 318,150
Publicis Groupe SA ............ 413 34,184
Renault SA .................. 1,201 41,175
Safran SA ................... 315 103,077
Sanofi SA ................... 4,814 464,887
Schneider Electric SE ........... 155 42,219
Societe Generale SA ........... 6,785 495,420
Thales SA ................... 279 81,815
TotalEnergies SE .............. 2,095 192,267
3,003,457
Georgia — 0.0%
TBC Bank Group plc ........... 555 30,301
Germany — 0.7%
Bayer AG (Registered) .......... 1,243 57,524
Caresyntax , Inc.
(d)(e)
............ 640 —
Deutsche Bank AG (Registered) .... 2,252 67,020
Deutsche Telekom AG (Registered) . 3,422 127,720
E.ON SE ................... 2,549 55,827
Heidelberg Materials AG ......... 486 102,564
Mercedes-Benz Group AG ........ 1,041 63,983
Muenchener Rueckversicherungs -
Gesellschaft AG (Registered) .... 96 60,628
RWE AG ................... 1,017 68,423
Siemens AG (Registered) ........ 1,141 277,986
Siemens Energy AG ............ 928 160,033
Symrise AG ................. 592 50,552
Vonovia SE .................. 820 20,510
1,112,770
Greece — 0.0%
Allwyn AG , Class R ............ 473 7,157
Athens International Airport SA ..... 1,146 13,919
Hellenic Telecommunications
Organization SA , Class R ...... 907 17,109
National Bank of Greece SA ...... 579 8,944
47,129
Hong Kong — 0.1%
Prudential plc ................ 3,530 49,078
Techtronic Industries Co. Ltd. ...... 4,000 53,121
102,199
Hungary — 0.0%
OTP Bank Nyrt . ............... 318 34,099

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
India — 0.4%
Axis Bank Ltd. ................ 292 $ 3,616
GAIL India Ltd. ............... 5,424 7,950
Hindustan Aeronautics Ltd.
(c)
...... 2,031 74,672
ICICI Bank Ltd. ............... 190 2,439
IndusInd Bank Ltd.
(e)
............ 792 6,345
Infosys Ltd. .................. 1,396 18,829
ITC Ltd. .................... 7,289 22,273
LG Electronics India Ltd.
(e)
........ 3,270 50,409
Mahindra & Mahindra Ltd. ........ 5,985 187,729
Manappuram Finance Ltd. ........ 2,038 5,389
SAI Life Sciences Ltd.
(a)(c)(e)
....... 622 6,422
Sammaan Capital Ltd.
(e)
......... 5,072 8,057
SBI Life Insurance Co. Ltd.
(a)(c)
..... 8,599 162,659
Think & Learn Pvt Ltd., (Acquired
12/11/20, cost $67,547)
(d)(e)( i )
.... 45 —
556,789
Indonesia — 0.1%
Bank Mandiri Persero Tbk . PT ..... 262,800 73,769
Bank Syariah Indonesia Tbk . PT .... 16,392 2,052
Ciputra Development Tbk . PT ..... 140,000 5,855
Mitra Adiperkasa Tbk . PT ........ 55,500 3,935
85,611
Ireland — 0.1%
Accenture plc , Class A .......... 700 138,803
Israel — 0.0%
(e)
Deep Instinct Ltd.
(d)
............ 2,674 160
Teva Pharmaceutical Industries Ltd. ,
ADR .................... 2,004 60,361
60,521
Italy — 1.2%
Ferrari NV .................. 258 87,540
FinecoBank Banca Fineco SpA .... 2,573 57,246
Intesa Sanpaolo SpA ........... 114,818 694,406
Leonardo SpA ................ 1,851 125,904
Mediobanca Banca di Credito
Finanziario SpA ............. 1,208 23,506
UniCredit SpA ................ 10,766 772,394
1,760,996
Japan — 1.6%
Advantest Corp. ............... 1,000 138,007
Asahi Intecc Co. Ltd. ........... 1,300 27,760
Asahi Kasei Corp. ............. 2,200 21,526
Daiichi Life Group, Inc. .......... 6,900 63,632
Daiichi Sankyo Co. Ltd. .......... 6,000 107,344
Daiwa Securities Group, Inc. ...... 6,200 58,747
ENEOS Holdings, Inc. .......... 13,600 122,538
Fast Retailing Co. Ltd. .......... 100 39,511
Hitachi Ltd. .................. 500 14,668
Idemitsu Kosan Co. Ltd. ......... 4,200 41,234
Isetan Mitsukoshi Holdings Ltd.
(f)
... 1,900 35,008
Isuzu Motors Ltd. .............. 200 2,880
Japan Exchange Group, Inc. ...... 3,700 43,209
Japan Post Bank Co. Ltd. ........ 5,300 86,444
Japan Post Holdings Co. Ltd. ...... 5,000 57,732
Japan Tobacco, Inc. ............ 3,600 138,110
Kajima Corp. ................. 1,300 49,593
Kakaku.com, Inc.
(f)
............. 1,000 13,164
Kansai Paint Co. Ltd.
(f)
.......... 772 11,573
Keyence Corp. ............... 300 106,772
Kioxia Holdings Corp.
(e)
.......... 500 65,300
Kokusai Electric Corp. .......... 2,500 84,537
Lasertec Corp. ............... 500 111,287
Security
Shares
Shares Value
Japan (continued)
LY Corp.
(f)
................... 22,600 $ 54,492
Metaplanet , Inc.
(e)
.............. 5,900 11,512
MISUMI Group, Inc. ............ 1,700 29,141
Mitsubishi Heavy Industries Ltd. .... 2,400 65,944
Mitsubishi UFJ Financial Group, Inc. . 5,806 98,318
Mitsui Kinzoku Co. Ltd. .......... 300 56,905
Mizuho Financial Group, Inc. ...... 700 28,339
Murata Manufacturing Co. Ltd. ..... 500 11,219
Nexon Co. Ltd. ............... 1,100 20,720
Nidec Corp.
(e)
................ 7,200 91,427
Nissan Chemical Corp. .......... 800 31,109
Obayashi Corp. ............... 1,500 36,331
Obic Co. Ltd. ................. 1,200 29,126
Otsuka Holdings Co. Ltd. ........ 300 21,291
Rakus Co. Ltd. ............... 2,146 10,230
Recruit Holdings Co. Ltd. ........ 2,500 108,925
Santen Pharmaceutical Co. Ltd. .... 1,763 19,834
Seven & i Holdings Co. Ltd. ....... 3,000 40,349
Shimizu Corp. ................ 2,100 37,676
Socionext , Inc. ............... 900 11,175
Sompo Holdings, Inc. ........... 1,100 42,821
Sony Group Corp. ............. 2,800 58,360
Sumitomo Mitsui Financial Group, Inc. 1,000 32,880
Sumitomo Pharma Co. Ltd.
(e)(f)
..... 2,000 27,285
Suzuki Motor Corp. ............ 6,100 74,351
Toyota Tsusho Corp. ............ 700 27,130
2,517,466
Kazakhstan — 0.1%
(c)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 1,004 31,224
Kaspi.KZ JSC , ADR
(e)
........... 356 26,369
NAC Kazatomprom JSC , GDR ..... 201 15,872
73,465
Macau — 0.0%
Wynn Macau Ltd. .............. 29,819 20,988
Mexico — 0.3%
America Movil SAB de CV, Series B . 25,055 31,845
Fomento Economico Mexicano SAB de
CV ..................... 367 4,052
Fresnillo plc ................. 2,595 115,026
Grupo Aeromexico SAB de CV , ADR
(e)(f)
316 4,427
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 1,228 41,384
Grupo Financiero Banorte SAB de CV ,
Class O .................. 9,279 102,911
Promotora y Operadora de
Infraestructura SAB de CV ..... 298 4,819
Southern Copper Corp. .......... 276 47,488
Wal-Mart de Mexico SAB de CV .... 24,200 78,583
430,535
Netherlands — 1.3%
ASM International NV ........... 48 36,382
ASML Holding NV ............. 1,083 1,440,126
ING Groep NV ................ 13,053 338,813
Koninklijke Vopak NV ........... 144 7,794
Universal Music Group NV
(f)
....... 3,784 73,451
Wolters Kluwer NV ............. 240 17,925
1,914,491
Norway — 0.0%
Equinor ASA ................. 544 23,177
Kongsberg Gruppen ASA ........ 225 9,591

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Norway (continued)
Telenor ASA ................. 725 $ 12,751
45,519
Philippines — 0.0%
Ayala Corp. .................. 790 6,604
Ayala Land, Inc. ............... 10,300 2,754
Bloomberry Resorts Corp.
(e)
....... 600 20
DigiPlus Interactive Corp. ........ 26,700 7,023
Metropolitan Bank & Trust Co. ..... 5,950 6,220
22,621
Poland — 0.1%
Bank Polska Kasa Opieki SA ...... 569 33,715
LPP SA .................... 4 24,254
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 871 20,603
Powszechny Zaklad Ubezpieczen SA 2,773 48,270
126,842
Puerto Rico — 0.0%
Popular, Inc. ................. 183 24,553
Republic of Turkiye — 0.1%
Akbank TAS ................. 34,532 51,541
Eldorado Gold Corp. ............ 650 22,314
KOC Holding A/S .............. 6,780 29,865
MLP Saglik Hizmetleri A/S
(a)(c)(e)
.... 1,245 12,025
Turkiye Is Bankasi A/S , Class C
(e)
... 71,928 21,331
137,076
Romania — 0.0%
Banca Transilvania SA .......... 1,655 13,472
Saudi Arabia — 0.1%
Ades Holding Co. .............. 3,167 15,250
Al Rajhi Bank ................ 885 25,229
Etihad Etisalat Co. ............. 2,008 34,969
Rasan Information Technology Co.
(e)
. 891 32,332
Saudi National Bank (The) ........ 520 5,870
Yanbu National Petrochemical Co. .. 1,404 13,182
126,832
Singapore — 0.0%
UOL Group Ltd. ............... 1,610 12,225
South Africa — 0.1%
Channel Vas Investments Ltd.
(e)
.... 8,649 10,023
FirstRand Ltd. ................ 12,099 61,939
Harmony Gold Mining Co. Ltd. ..... 1,397 21,342
Kumba Iron Ore Ltd. ............ 510 9,624
Mr Price Group Ltd. ............ 1,828 16,569
Valterra Platinum Ltd. ........... 492 41,356
Vodacom Group Ltd. ........... 6,374 54,363
215,216
South Korea — 0.9%
Doosan Enerbility Co. Ltd.
(e)
....... 185 11,625
GS Engineering & Construction Corp. 711 11,989
HD Hyundai Heavy Industries Co. Ltd. 150 48,048
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. ......... 144 33,374
Hyundai Motor Co. ............. 29 8,934
Hyundai Rotem Co. Ltd. ......... 209 24,067
Kia Corp. ................... 117 11,551
Krafton , Inc.
(e)
................ 196 33,508
KT&G Corp. ................. 407 43,766
Misto Holdings Corp. ........... 164 4,535
Samsung Electronics Co. Ltd. ..... 7,205 842,707
Security
Shares
Shares Value
South Korea (continued)
SK Hynix, Inc. ................ 555 $ 314,888
1,388,992
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA . 5,118 110,546
Banco de Sabadell SA .......... 13,776 49,350
Bankinter SA ................. 3,935 62,320
CaixaBank SA ................ 6,534 78,327
Industria de Diseno Textil SA ...... 305 17,754
Naturgy Energy Group SA ........ 578 17,303
Repsol SA .................. 2,961 83,348
418,948
Sweden — 0.1%
Atlas Copco AB , Class A ......... 5,406 95,399
Industrivarden AB , Class A ....... 273 13,597
SSAB AB , Class A ............. 461 3,637
Telefonaktiebolaget LM Ericsson , Class
B ...................... 6,573 74,934
187,567
Switzerland — 0.4%
ABB Ltd. (Registered) ........... 279 22,685
Belimo Holding AG (Registered) .... 31 25,176
Cie Financiere Richemont SA
(Registered) ............... 242 42,729
Galderma Group AG ............ 680 133,643
Julius Baer Group Ltd. .......... 834 61,344
Partners Group Holding AG ....... 124 133,652
Straumann Holding AG (Registered) . 231 24,168
TE Connectivity plc ............ 182 38,042
Zurich Insurance Group AG ....... 266 188,014
669,453
Taiwan — 1.8%
Accton Technology Corp. ........ 1,000 49,337
ASE Technology Holding Co. Ltd. ... 1,000 11,006
Delta Electronics, Inc. ........... 1,000 45,090
Genius Electronic Optical Co. Ltd. .. 1,779 24,891
Hon Hai Precision Industry Co. Ltd. .. 4,000 24,451
Hon Precision, Inc. ............. 1,000 110,646
International Games System Co. Ltd. 1,000 23,887
Nan Ya Printed Circuit Board Corp. .. 1,000 17,246
Nanya Technology Corp.
(e)
........ 3,000 19,997
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 39,000 2,255,547
TS Financial Holding Co. Ltd. ...... 17,000 12,504
United Microelectronics Corp. ..... 20,000 35,852
Winbond Electronics Corp. ....... 16,000 48,579
2,679,033
Thailand — 0.0%
CP ALL PCL ................. 15,400 21,476
Krungthai Card PCL ............ 28,800 26,373
True Corp. PCL , NVDR .......... 18,500 8,141
55,990
United Arab Emirates — 0.0%
NMC Health plc
(d)(e)
............. 8,338 —
United Kingdom — 3.0%
Anglo American plc ............ 739 31,729
Anthropics Technology Ltd., Series G
(d)
(e)
...................... 293 75,927
AstraZeneca plc .............. 2,077 406,137
BAE Systems plc .............. 22,038 646,121
BP plc ..................... 15,623 122,278
British American Tobacco plc ...... 8,096 470,044

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United Kingdom (continued)
British Land Co. plc (The) ........ 2,778 $ 13,141
Bunzl plc ................... 1,308 39,378
Compass Group plc ............ 9,410 262,548
Convatec Group plc
(a)(c)
.......... 4,922 14,197
Diploma plc .................. 634 50,620
Genius Sports Ltd.
(e)
............ 3,881 17,193
Haleon plc .................. 7,342 36,336
Imperial Brands plc ............ 1,006 40,791
Intertek Group plc ............. 835 40,630
J Sainsbury plc ............... 15,679 70,352
Lloyds Banking Group plc ........ 29,164 36,147
London Stock Exchange Group plc .. 171 20,193
National Grid plc .............. 41,434 699,410
NatWest Group plc ............. 14,032 103,948
RELX plc ................... 7,564 247,815
Rolls-Royce Holdings plc ........ 30,275 459,951
Shell plc .................... 13,976 653,533
St. James's Place plc ........... 3,116 49,166
4,607,585
United States — 43.7%
3M Co. ..................... 411 59,690
Abbott Laboratories
(j)
........... 1,660 170,432
AbbVie, Inc. ................. 1,615 351,246
Adobe, Inc.
(e)
................. 147 35,733
Advanced Drainage Systems, Inc. .. 178 24,409
Advanced Micro Devices, Inc.
(e)
.... 820 166,813
AES Corp. (The) .............. 1,655 23,319
Agilent Technologies, Inc. ........ 923 105,204
Airbnb, Inc. , Class A
(e)
........... 1,110 140,171
Akamai Technologies, Inc.
(e)
....... 273 31,354
Albemarle Corp. .............. 245 43,985
ALL Health Services Corp., (Acquired
01/24/17, cost $0)
(d)(e)( i )
........ 1 —
Alphabet, Inc. , Class C .......... 11,735 3,366,302
Altria Group, Inc. .............. 1,867 123,203
Amazon.com, Inc.
(e)(j)
........... 9,952 2,072,703
AMC Networks, Inc. , Class A
(e)
..... 748 5,079
Ameren Corp. ................ 134 14,729
Amphenol Corp. , Class A ........ 1,806 228,188
Analog Devices, Inc. ............ 46 14,634
Antero Resources Corp.
(e)
........ 2,127 90,270
APA Corp.
(f)
.................. 6,228 264,316
Apple, Inc.
(j)
................. 10,831 2,748,799
Applied Materials, Inc. .......... 139 47,509
AppLovin Corp. , Class A
(e)
........ 182 72,436
Arista Networks, Inc.
(e)
.......... 1,017 124,867
Autodesk, Inc.
(e)
............... 282 67,511
Automatic Data Processing, Inc. .... 287 58,313
AutoZone, Inc.
(e)
.............. 47 158,756
Avaya LLC
(e)
................. 10 143
Bank of America Corp. .......... 11,935 581,831
Berkshire Hathaway, Inc. , Class B
(e)
. 64 30,669
Best Buy Co., Inc. ............. 208 13,354
Biogen, Inc.
(e)
................ 81 14,850
Blackstone, Inc. , Class A ......... 274 31,507
Block, Inc. , Class A
(e)
........... 276 16,610
Boeing Co. (The)
(e)
............. 3,530 702,576
Booking Holdings, Inc. .......... 66 277,881
Boston Scientific Corp.
(e)(j)
........ 7,686 482,297
Bristol-Myers Squibb Co. ......... 1,742 105,652
Broadcom, Inc. ............... 5,658 1,751,208
Broadridge Financial Solutions, Inc. . 995 161,668
Builders FirstSource , Inc.
(e)
....... 254 20,912
Burlington Stores, Inc.
(e)
......... 98 31,887
Cadence Design Systems, Inc.
(e)
... 939 260,920
Security
Shares
Shares Value
United States (continued)
Caesars Entertainment, Inc.
(e)
..... 683 $ 18,052
Cardinal Health, Inc. ............ 58 12,256
Carrier Global Corp. ............ 491 27,648
Carvana Co. , Class A
(e)
.......... 93 29,237
Caterpillar, Inc. ............... 376 266,381
Century Communities, Inc. ....... 509 29,206
CF Industries Holdings, Inc. ....... 144 18,697
Charter Communications, Inc. , Class
A
(e)
..................... 267 57,640
Cheniere Energy, Inc. ........... 515 146,136
Ciena Corp.
(e)
................ 174 67,552
Cisco Systems, Inc. ............ 6,982 541,733
Citigroup, Inc. ................ 6,877 779,921
Citizens Financial Group, Inc. ..... 3,876 232,444
Clean Harbors, Inc.
(e)
........... 92 26,379
Coinbase Global, Inc. , Class A
(e)
.... 156 27,239
Comfort Systems USA, Inc. ....... 15 20,685
Conagra Brands, Inc. ........... 2,050 32,226
Cooper Cos., Inc. (The)
(e)
........ 556 39,754
CoreWeave , Inc. , Class A
(e)
....... 543 42,066
Costco Wholesale Corp. ......... 1,037 1,033,298
CRH plc .................... 3,277 344,478
Crowdstrike Holdings, Inc. , Class A
(e)
. 183 71,445
Crown PropTech Acquisitions
(d)(e)
... 2,414 1,918
Crown PropTech Acquisitions , Class A
(e)
845 10,005
CSX Corp. .................. 9,742 399,909
Darden Restaurants, Inc. ........ 353 69,202
Datadog, Inc. , Class A
(e)
......... 580 68,469
Davidson Kempner Merchant Co.-
Invest Fund LP, (Acquired 04/07/21,
cost $0)
(e)( i )(k)
............... —
(l)
162,547
Deckers Outdoor Corp.
(e)
......... 1,139 114,003
Delta Air Lines, Inc. ............ 6,081 404,265
Devon Energy Corp. ............ 2,050 103,156
DF Residential III LP
(d)(e)
......... 43,440 47,784
Dick's Sporting Goods, Inc. ....... 79 15,665
Digital Realty Trust, Inc. ......... 855 154,080
Dollar General Corp. ........... 1,107 131,434
DoorDash , Inc. , Class A
(e)
........ 184 27,628
Dow, Inc. ................... 1,301 54,187
DR Horton, Inc. ............... 2,705 371,180
Eaton Corp. plc ............... 473 169,178
eBay, Inc. ................... 1,422 129,430
EchoStar Corp. , Class A
(e)
........ 859 100,563
Edwards Lifesciences Corp.
(e)
..... 3,223 258,098
Eli Lilly & Co. ................ 1,624 1,493,706
EMCOR Group, Inc. ............ 44 32,486
Emerson Electric Co. ........... 770 100,885
EOG Resources, Inc. ........... 263 38,022
Epic Games, Inc., (Acquired 07/02/20,
cost $274,275)
(d)(e)( i )
.......... 504 254,328
EQT Corp. .................. 5,166 328,764
Estee Lauder Cos., Inc. (The) , Class A 781 56,052
EXO Capital Technologies, Inc.,
(Acquired 06/24/21, cost $62,470)
(d)
(e)( i )
...................... 107 39
Experian plc ................. 872 30,166
Exxon Mobil Corp. ............. 5,918 1,004,048
FactSet Research Systems, Inc.
(f)
... 450 97,646
Fair Isaac Corp.
(e)
.............. 44 46,972
Fanatics Holdings, Inc. , Class A ,
(Acquired 08/17/22, cost $301,006)
(d)
(e)( i )
...................... 4,437 388,238
Farmers Business Network, Inc.
(d)(e)
.. 2,421 2,373
Fastenal Co. ................. 2,536 117,670

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Fifth Third Bancorp ............ 11,765 $ 546,602
First Citizens BancShares , Inc. , Class A 28 52,770
First Horizon Corp. ............. 1,608 36,598
First Solar, Inc.
(e)
.............. 390 76,931
Flagstar Bank NA .............. 6,108 80,442
FLYR, Inc., Series D-X
(d)(e)
........ 18,486 —
Ford Motor Co. ............... 15,828 182,655
Fortinet, Inc.
(e)
................ 105 8,581
Franklin Resources, Inc.
(f)
........ 1,504 35,524
Freeport-McMoRan, Inc. ......... 11,843 696,132
FreeWire Technologies, Inc.
(d)(e)
.... 1 —
Garmin Ltd. .................. 334 77,491
GE Aerospace ................ 2,918 828,041
GE Vernova , Inc. .............. 584 509,774
General Motors Co. ............ 376 28,012
Gilead Sciences, Inc. ........... 1,491 207,801
Goldman Sachs Group, Inc. (The) .. 470 397,615
GSK plc .................... 3,101 85,419
Halliburton Co. ............... 1,059 41,290
Hasbro, Inc. ................. 496 46,426
Hershey Co. (The) ............. 174 36,173
Hilton Worldwide Holdings, Inc. .... 1,391 422,975
Holcim AG .................. 416 34,387
Home Depot, Inc. (The) ......... 2,147 706,127
Honeywell International, Inc. ...... 1,079 243,886
Host Hotels & Resorts, Inc. ....... 2,820 54,031
Howmet Aerospace, Inc. ......... 1,102 253,967
Huntington Bancshares, Inc. ...... 4,380 68,547
iHeartMedia, Inc. , Class A
(e)
....... 60 175
Illinois Tool Works, Inc. .......... 611 159,037
Included Health, (Acquired 02/11/22,
cost $179,056)
(d)(e)( i )
.......... 67,553 48,638
Incyte Corp.
(e)
................ 655 61,649
Insulet Corp.
(e)
................ 93 19,515
Intel Corp.
(e)
................. 3,355 148,056
Intuit, Inc. ................... 544 235,215
Intuitive Surgical, Inc.
(e)(j)
......... 1,122 517,231
Invesco Ltd. ................. 1,558 37,844
Ionis Pharmaceuticals, Inc.
(e)
...... 106 7,960
J M Smucker Co. (The) .......... 505 48,702
Jabil, Inc. ................... 148 39,313
Jacobs Solutions, Inc. ........... 294 37,420
James Hardie Industries plc , ADR
(e)
. 1,270 24,054
Johnson & Johnson ............ 3,254 795,408
JPMorgan Chase & Co. ......... 3,099 911,602
KB Home ................... 288 14,904
Kenvue , Inc. ................. 2,738 47,203
Keurig Dr Pepper, Inc. .......... 8,201 215,932
KLA Corp. ................... 162 238,530
Lam Research Corp. ........... 3,053 652,304
Las Vegas Sands Corp. ......... 690 37,177
Latch, Inc.
(e)
................. 4,082 857
Lionsgate Studios Corp.
(e)
........ 5,832 55,929
Live Nation Entertainment, Inc.
(e)
... 2,811 428,706
Lockheed Martin Corp. .......... 201 121,482
Lowe's Cos., Inc. .............. 27 6,380
Marathon Petroleum Corp. ....... 413 100,846
Marriott International, Inc. , Class A .. 39 12,756
Marsh & McLennan Cos., Inc. ..... 2,434 422,177
MasTec , Inc.
(e)
................ 83 26,704
Mastercard, Inc. , Class A ......... 1,052 525,642
McDonald's Corp. ............. 1,883 585,218
McKesson Corp. .............. 764 661,135
Medtronic plc ................ 149 12,911
Merck & Co., Inc. .............. 3,246 390,461
Security
Shares
Shares Value
United States (continued)
Meritage Homes Corp. .......... 404 $ 24,983
Meta Platforms, Inc. , Class A
(j)
..... 2,395 1,370,251
MetLife, Inc. ................. 1,267 89,602
Micron Technology, Inc. .......... 2,628 887,844
Microsoft Corp.
(j)
.............. 5,829 2,157,721
Moderna, Inc.
(e)
............... 2,066 104,953
MongoDB, Inc. , Class A
(e)
........ 536 131,197
Monolithic Power Systems, Inc. .... 57 62,321
Motorola Solutions, Inc. ......... 79 34,284
MP Materials Corp. , Class A
(e)(f)
.... 835 40,297
Mueller Industries, Inc. .......... 199 22,049
Nestle SA (Registered) .......... 309 30,310
NetApp, Inc. ................. 521 53,345
Netflix, Inc.
(e)
................. 5,058 486,327
NextEra Energy, Inc. ........... 7,278 675,981
Northern Trust Corp. ............ 128 17,865
Novartis AG (Registered) ........ 533 81,813
NRG Energy, Inc. .............. 342 49,980
Nucor Corp. ................. 246 41,599
Nuvalent , Inc. , Class A
(e)
......... 119 12,192
NVIDIA Corp.
(j)
................ 20,715 3,612,696
Occidental Petroleum Corp. ....... 2,218 144,170
OpenAir.com, Series C
(d)(e)
........ 122 83,898
Oracle Corp. ................. 1,876 275,978
Otis Worldwide Corp. ........... 2,822 217,520
Palantir Technologies, Inc. , Class A
(e)
2,447 357,947
Palladyne AI Corp.
(e)(f)
........... 228 1,384
Palladyne AI Corp.
(e)
............ 4,710 28,592
Palo Alto Networks, Inc.
(e)
........ 89 14,268
Paramount Skydance Corp. , Class B
(f)
77 695
Parker-Hannifin Corp. ........... 489 437,772
PBF Energy, Inc. , Class A ........ 632 30,096
PepsiCo, Inc. ................ 2,066 320,829
Pfizer, Inc. .................. 5,928 166,458
Philip Morris International, Inc. ..... 2,492 412,027
Pinnacle West Capital Corp. ...... 915 92,186
Playstudios , Inc. , Class A
(e)
....... 6,121 2,872
PNC Financial Services Group, Inc.
(The) .................... 359 74,704
Principal Financial Group, Inc. ..... 388 34,963
Procter & Gamble Co. (The) ...... 1,087 157,006
Progressive Corp. (The) ......... 2,657 526,724
Prologis, Inc. ................. 1,329 175,667
Protagonist Therapeutics, Inc.
(e)
.... 85 8,959
Prudential Financial, Inc. ......... 1,702 166,268
QXO, Inc.
(e)(f)
................. 645 12,526
Ralph Lauren Corp. , Class A ...... 183 62,950
Raymond James Financial, Inc. .... 71 10,280
Regeneron Pharmaceuticals, Inc. ... 120 92,717
Relspace
(d)(e)
................. 42 43
Republic Services, Inc. .......... 117 25,625
ResMed, Inc. ................ 103 23,121
RH
(e)
...................... 74 10,347
Rivian Automotive, Inc. , Class A
(e)
... 439 6,607
Robinhood Markets, Inc. , Class A
(e)
.. 591 40,956
Roche Holding AG ............. 633 252,624
Rockwell Automation, Inc. ........ 612 219,635
Ross Stores, Inc. .............. 53 11,481
Royal Caribbean Cruises Ltd. ..... 52 14,309
Royalty Pharma plc , Class A ...... 343 16,454
RSA Security LLC
(d)(e)
........... 179 —
RTX Corp. .................. 48 9,259
S&P Global, Inc. .............. 444 188,851
SBA Communications Corp. ...... 89 15,318

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Screaming Eagle Acquistion Corp.,
(Acquired 05/14/24, cost $21,956)
(e)
( i )
....................... 2,160 $ 20,500
ServiceNow, Inc.
(e)
............. 2,506 262,002
ServiceTitan , Inc. , Class A
(e)
....... 431 27,351
Six Flags Entertainment Corp.
(e)
.... 934 16,579
Skyworks Solutions, Inc. ......... 2,557 136,927
SLB Ltd. .................... 580 29,806
SM Energy Co. ............... 1,550 48,329
Snorkel AI, Inc., (Acquired 06/30/21,
cost $7,945)
(d)(e)( i )
............ 529 3,846
Snowflake, Inc. , Class A
(e)
........ 275 41,476
Solaris Energy Infrastructure, Inc. ,
Class A .................. 405 22,887
Sonder Holdings, Inc. , Class A
(e)
.... 778 —
SOURCE Global PBC
(d)(e)
........ 1,116 89
Southern Co. (The) ............ 547 52,796
Southwest Airlines Co. .......... 361 13,563
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$286,089)
(d)(e)( i )
.............. 2,268 1,194,276
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$70,227)
(d)(e)( i )
.............. 867 456,554
Spotify Technology SA
(e)
......... 78 37,823
Starbucks Corp. ............... 200 17,918
Starz Entertainment Corp. ........ 227 2,611
STERIS plc .................. 68 15,037
Stryker Corp. ................ 2,348 771,529
Synchrony Financial ............ 1,062 72,237
Synopsys, Inc.
(e)
.............. 194 76,917
Take-Two Interactive Software, Inc.
(e)
. 330 65,175
Tapestry, Inc. ................. 1,160 163,688
Targa Resources Corp. .......... 1,042 261,261
TD SYNNEX Corp. ............. 183 30,874
Tenaris SA .................. 3,180 92,959
Tesla, Inc.
(e)
.................. 2,736 1,017,108
Textron, Inc. ................. 465 40,715
Thermo Fisher Scientific, Inc. ...... 801 393,716
TJX Cos., Inc. (The) ............ 4,626 738,772
Toll Brothers, Inc. .............. 317 43,261
TopBuild Corp.
(e)
.............. 44 15,457
Trane Technologies plc .......... 1,284 535,094
TransDigm Group, Inc. .......... 163 188,910
Travelers Cos., Inc. (The) ........ 296 86,337
Truist Financial Corp. ........... 306 14,067
Tyler Technologies, Inc.
(e)
........ 199 68,134
Uber Technologies, Inc.
(e)
........ 1,934 139,113
Ulta Beauty, Inc.
(e)
............. 172 89,906
Union Pacific Corp. ............ 1,333 323,412
United Airlines Holdings, Inc.
(e)
..... 1,490 137,184
UnitedHealth Group, Inc. ......... 760 205,648
US Bancorp ................. 848 44,104
USA Rare Earth LLC, (Acquired
01/26/26, cost $69,595)
(e)( i )
..... 3,237 48,992
Valero Energy Corp. ............ 1,233 304,650
Ventas, Inc. ................. 1,509 123,406
Veralto Corp. ................. 1,015 89,746
Verizon Communications, Inc. ..... 5,654 283,831
Vertex Pharmaceuticals, Inc.
(e)
..... 522 233,094
Vertiv Holdings Co. , Class A ...... 1,385 347,053
Viatris , Inc. .................. 8,796 118,834
VICI Properties, Inc. ............ 5,856 159,986
Visa, Inc. , Class A ............. 325 98,228
Vistance Networks, Inc.
(e)
........ 1,853 33,725
Security
Shares
Shares Value
United States (continued)
Vistra Corp. ................. 1,971 $ 296,300
Walmart, Inc. ................. 9,131 1,134,801
Walt Disney Co. (The) .......... 7,338 707,236
Waste Management, Inc. ......... 216 49,635
Wealthfront Corp.
(e)(f)
............ 1,858 17,187
Wells Fargo & Co. ............. 7,034 559,977
West Pharmaceutical Services, Inc. . 43 10,778
Weyerhaeuser Co. ............. 948 23,160
Williams Cos., Inc. (The) ......... 8,538 621,396
Wolfspeed , Inc.
(e)
.............. 44 718
Wynn Resorts Ltd.
(f)
............ 279 28,332
Zeitview , Series E-3 , Class E
(d)(e)
.... 17,546 17,802
Zoetis, Inc. , Class A ............ 476 56,268
67,262,554
Zambia — 0.0%
First Quantum Minerals Ltd.
(e)
..... 998 23,861
Total Common Stocks — 62.3%
(Cost: $90,898,524) .............................. 95,922,358
Par (000)
Pa r (000)
Corporate Bonds
Angola — 0.1%
Azule Energy Finance plc, 8.25%,
01/22/31
(a)
................ USD 200 201,908
Australia — 0.1%
Mineral Resources Ltd., 8.50%,
05/01/30
(a)
................ 14 14,389
Oceana Australian Fixed Income Trust
(d)
12.50%, 07/31/26 ........... AUD 47 32,590
12.50%, 07/31/27 ........... 79 55,394
Quintis Australia Pty. Ltd.
(a)(d)(e)(h)(m)(n)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 463 49,746
12.00%, (12.00 % Cash or 12.00%
PIK), 10/01/28 ........... 414 —
152,119
Austria — 0.1%
ams -OSRAM AG, 2.13%, 11/03/27
(c)(o)
EUR 100 111,250
Canada — 0.4%
Air Canada Pass-Through Trust, Series
2020-1, Class C, 10.50%, 07/15/26
(a)
USD 52 52,574
Alexandrite Lake Lux Holdings SARL,
6.75%, 07/30/30
(c)
........... EUR 100 112,984
HR Ottawa LP, 11.00%, 03/31/31
(a)
.. USD 379 420,916
586,474
China — 0.2%
(o)
Alibaba Group Holding Ltd., 0.50%,
06/01/31 ................. 39 54,093
ZTO Express Cayman, Inc., 0.93%,
03/01/31
(c)
................ 200 199,800
253,893
France — 0.3%
(c)
Afflelou SAS, 6.00%, 07/25/29 ..... EUR 100 117,511
Atos SE, 9.36%, 12/18/29
(p)
....... 56 73,607
Clariane SE, 0.88%, 03/06/27
(o)
.... 38 26,122
Lune Holdings SARL, 5.63%, 11/15/28 100 2,470
New Immo Holding SA, 4.88%,
12/08/28 ................. 100 112,886

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
RCI Banque SA , (5-Year EURIBOR
ICE Swap Rate + 2.20%), 4.75%,
03/24/37
(b)
................ EUR 100 $ 111,877
444,473
Germany — 0.9%
DEMIRE Deutsche Mittelstand Real
Estate AG, 5.00%, 12/31/27
(c)(p)
.. 88 93,039
Fressnapf Holding SE, 5.25%,
10/31/31
(c)
................ 100 112,983
Gruenenthal GmbH, 4.63%, 11/15/31
(c)
200 226,540
IHO Verwaltungs GmbH, 7.00%,
(7.00% Cash or 7.75% PIK),
11/15/31
(c)(n)
............... 100 120,844
Mahle GmbH, 6.50%, 05/02/31
(a)
... 100 116,873
Nidda Healthcare Holding GmbH,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.23%, 10/15/32
(b)(c)
.... 100 114,665
PrestigeBidCo GmbH, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.77%, 07/01/29
(b)(c)
.......... 100 115,440
Schaeffler AG, 5.38%, 04/01/31
(c)
... 100 116,854
Vonovia SE, Series B, 0.88%,
05/20/32
(c)(o)
............... 100 109,474
ZF Europe Finance BV
(c)
7.00%, 06/12/30 ............ 100 117,905
5.50%, 02/17/32 ............ 100 109,048
1,353,665
India — 0.0%
REI Agro Ltd.
(d)(e)(m)(o)
5.50%, 11/13/14
(a)
........... USD 220 —
5.50%, 11/13/14
(c)
........... 152 —
—
Ireland — 0.1%
Virgin Media O2 Vendor Financing
Notes V DAC, 7.88%, 03/15/32
(c)
. GBP 100 117,247
Italy — 0.6%
Bubbles Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.38%,
09/30/31
(b)(c)
............... EUR 100 115,628
Dolcetto Holdco SpA , 5.63%,
07/14/32
(c)
................ 100 114,810
Duomo Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 3.25%), 5.31%,
01/15/32
(b)(c)
............... 100 113,686
IMA Industria Macchine Automatiche
SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.77%, 04/15/29
(b)(c)
100 115,599
Itelyum Regeneration SpA , 5.75%,
04/15/30
(c)
................ 100 114,012
Multiversity SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.28%, 05/17/31
(b)
... 100 115,100
7.13%, 05/17/31 ............ 100 115,633
Rossini SARL, (3-mo. EURIBOR at
0.00% Floor + 3.88%), 6.00%,
12/31/29
(b)(c)
............... 42 49,170
Telecom Italia Capital SA, 7.72%,
06/04/38 ................. USD 12 13,364
867,002
Japan — 0.3%
(c)
Nippon Steel Corp.
(o)(q)
0.00%, 02/14/29 ............ JPY 10,000 64,113
0.00%, 02/14/31 ............ 10,000 64,585
Security
Par (000)
Par (000) Value
Japan (continued)
Nissan Motor Co. Ltd., 5.25%, 07/17/29 EUR 100 $ 114,416
SoftBank Group Corp.
5.25%, 10/10/29 ............ 100 113,693
5.88%, 07/10/31 ............ 100 112,588
469,395
Jersey, Channel Islands — 0.1%
Aston Martin Capital Holdings Ltd.,
10.38%, 03/31/29
(c)
.......... GBP 100 101,573
Luxembourg — 0.4%
ADLER Financing SARL, 8.25%,
(8.25% Cash or 8.25% PIK),
12/31/28
(n)
................ EUR 65 78,126
Garfunkelux Holdco 3 SA, 9.00%,
09/01/28
(c)
................ 59 67,965
ION Platform Finance SARL
7.88%, 05/01/29
(a)
........... 100 107,384
6.50%, 09/30/30
(c)
........... 100 95,794
Maxam Prill SARL, 6.00%, 07/15/30
(c)
100 114,227
Vivion Investments SARL
(c)
8.25%, (8.25% Cash or 8.00% PIK),
02/28/29
(n)
.............. 101 116,249
5.63%, 06/08/30 ............ 100 108,029
687,774
Mauritius — 0.3%
(d)
Flourishing Trade & Investment Ltd.,
11.04%, 04/02/28
(a)
.......... USD 255 261,792
Resurgent Trade and Investments Ltd.,
9.51%, 12/05/27
(c)
........... 200 199,260
461,052
Netherlands — 0.2%
VZ Secured Financing BV, 5.25%,
01/15/33
(c)
................ EUR 100 106,559
Ziggo Bond Co. BV, 5.13%, 02/28/30
(a)
USD 200 171,617
278,176
Sweden — 0.1%
Stena International SA, 7.25%,
01/15/31
(c)
................ 200 202,106
Switzerland — 0.0%
gategroup Finance Luxembourg SA,
3.00%, 02/28/27
(c)
........... CHF 35 43,932
United Kingdom — 0.9%
10x Future Technologies Services Ltd.,
(Acquired 12/19/23, cost $62,838),
15.00%, (15.00% Cash or 15.00%
PIK), 06/19/26
(d)( i )(n)
........... GBP 49 45,585
Albion Financing 1 SARL, 5.38%,
05/21/30
(c)
................ EUR 100 115,840
Ardonagh Finco Ltd., 6.88%, 02/15/31
(a)
114 130,858
BCP V Modular Services Finance II plc,
6.50%, 07/10/31
(c)
........... 100 98,208
Biffa Group Holdings Ltd., 5.25%,
06/15/31
(c)
................ 100 111,815
California Buyer Ltd., 5.63%, 02/15/32
(c)
100 111,727
Edge Finco plc, 8.13%, 08/15/31
(c)
.. GBP 100 136,535
Froneri Lux FinCo SARL, 4.75%,
08/01/32
(c)
................ EUR 100 109,185
Heathrow Finance plc, 6.63%,
03/01/31
(c)
................ GBP 100 131,269
INEOS Quattro Finance 2 plc, 8.50%,
03/15/29
(c)
................ EUR 100 95,492
OEG Finance plc, 7.25%, 09/27/29
(c)
. 100 119,051

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Vmed O2 UK Financing I plc, 5.63%,
04/15/32
(c)
................ EUR 100 $ 105,884
Zegona Finance plc, 6.75%, 07/15/29
(c)
90 107,961
1,419,410
United States — 4.5%
Adient Global Holdings Ltd., 7.50%,
02/15/33
(a)
................ USD 37 37,407
Allied Universal Holdco LLC, 4.88%,
06/01/28
(c)
................ GBP 100 128,089
AMC Networks, Inc., 4.25%, 02/15/29 USD 42 35,384
Amentum Holdings, Inc., 7.25%,
08/01/32
(a)
................ 8 8,278
American Airlines Pass-Through Trust,
Series 2025-1, Class B, 5.65%,
11/11/34 .................. 19 19,083
Ardagh Group SA
(c)
9.50%, 12/01/30 ............ 56 58,672
12.00%, (12.00% Cash or 7.50%
PIK), 12/01/30
(n)
.......... EUR 100 91,530
Ardagh Metal Packaging Finance USA
LLC, 2.00%, 09/01/28
(c)
........ 100 108,718
Ashton Woods USA LLC, 6.88%,
08/01/33
(a)
................ USD 11 10,612
Bath & Body Works, Inc., 6.63%,
10/01/30
(a)
................ 72 72,678
Bausch + Lomb Corp., 8.38%,
10/01/28
(a)
................ 5 5,163
BCPE Flavor Debt Merger Sub LLC &
BCPE Flavor Issuer, Inc., 9.50%,
07/01/32
(a)
................ 7 6,348
Beignet Investor LLC, 6.58%,
05/30/49
(a)
................ 289 297,137
Bracelet Holdings, Inc., 9.25%,
07/02/28
(a)
................ 93 90,360
Breeze Aviation Group, Inc.
(Acquired 01/26/24, cost $115,860)
20.00%, (20.00% Cash or
20.00% PIK), 01/30/28
(d)( i )(n)
... 116 115,571
Caesars Entertainment, Inc., 4.63%,
10/15/29
(a)
................ 35 33,666
California Resources Corp., 7.00%,
01/15/34
(a)
................ 22 22,180
Carnival Corp., 5.75%, 08/01/32
(a)
... 10 9,997
CCO Holdings LLC
(a)
4.75%, 02/01/32 ............ 7 6,329
7.00%, 02/01/33 ............ 104 104,287
Centene Corp., 4.25%, 12/15/27 ... 54 53,045
Churchill Downs, Inc., 4.75%,
01/15/28
(a)
................ 100 98,652
Cipher Compute LLC, 7.13%,
11/15/30
(a)
................ 4 4,144
Citigroup, Inc., 5.92%, 12/11/30
(b)
... 86 81,934
Civitas Resources, Inc.
(a)
5.00%, 10/15/26 ............ 26 25,957
8.63%, 11/01/30 ............ 20 21,102
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/31
(a)
........... 4 4,191
Cloud Software Group, Inc.
(a)
9.00%, 09/30/29 ............ 12 11,576
8.25%, 06/30/32 ............ 25 23,711
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/30
(a)
........... 14 13,063
Core Scientific, Inc., 0.00%, 06/15/31
(a)
(o)(q)
..................... 8 8,740
CoreWeave , Inc., 1.75%, 12/01/31
(a)(o)
11 11,012
Security
Par (000)
Par (000) Value
United States (continued)
Crescent Energy Finance LLC, 7.38%,
01/15/33
(a)
................ USD 20 $ 19,995
CSC Holdings LLC, 11.25%, 05/15/28
(a)
200 163,429
Darling Global Finance BV, 4.50%,
07/15/32
(c)
................ EUR 100 115,014
DISH Network Corp., 3.38%, 08/15/26
(o)
USD 14 13,496
EchoStar Corp.
10.75%, 11/30/29 ........... 5 5,401
6.75%, 11/30/30 ............ 5 5,049
EQT Corp., 7.50%, 06/01/30 ...... 10 10,890
Figeac Aero North America, Inc.,
(Acquired 08/19/25, cost $69,813),
7.79%, 07/23/30
(c)(d)( i )
......... EUR 60 68,054
First Citizens BancShares , Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25%, 03/12/40
(b)
........... USD 96 93,869
Five Point Operating Co. LP, 8.00%,
10/01/30
(a)
................ 5 4,988
FLYR - Secured Note, 10.00%,
05/10/27
(d)
................ 35 2,132
Ford Motor Credit Co. LLC, 4.27%,
01/09/27 ................. 250 248,857
Fortrea Holdings, Inc., 7.50%,
07/01/30
(a)
................ 5 4,739
Frontier Communications Holdings
LLC
(a)
6.75%, 05/01/29 ............ 45 45,056
6.00%, 01/15/30 ............ 10 10,060
8.75%, 05/15/30 ............ 57 58,487
Frontier Florida LLC, Series E, 6.86%,
02/01/28 ................. 61 63,009
Frontier North, Inc., Series G, 6.73%,
02/15/28 ................. 40 41,360
Genesis Energy LP, 8.00%, 05/15/33 14 14,466
GoTo Group, Inc.
(a)
5.50%, 05/01/28 ............ 11 3,010
5.50%, 05/01/28 ............ 10 7,822
Granite Ridge Resources, Inc., 8.88%,
11/05/29
(a)
................ 204 199,270
GS Finance Corp.
(b)
5.95%, 01/15/31 ............ 230 220,741
6.11%, 02/17/31 ............ 104 101,015
7.35%, 02/17/31 ............ 215 209,248
Homes By West Bay LLC, 11.00%,
02/06/30
(d)
................ 317 313,038
Infinity Natural Resources LLC, 7.63%,
04/01/31
(a)
................ 14 14,074
Iron Mountain, Inc., 4.75%, 01/15/34
(c)
EUR 100 107,554
Kinetik Holdings LP, 5.88%, 06/15/30
(a)
USD 87 87,320
King US Bidco , Inc., (3-mo. EURIBOR
at 0.00% Floor + 3.25%), 5.31%,
12/01/32
(b)(c)
............... EUR 100 115,018
Lessen LLC, (3-mo. CME Term SOFR
+ 8.50%), 12.76%, 01/05/28
(a)(b)(d)
. USD 164 122,831
Level 3 Financing, Inc.
(a)
7.00%, 03/31/34 ............ 6 6,141
8.50%, 01/15/36 ............ 26 27,129
LGI Homes, Inc., 7.00%, 11/15/32
(a)
. 33 30,598
Medline Borrower LP, 5.25%,
10/01/29
(a)
................ 100 99,119
MGM Resorts International, 6.50%,
04/15/32 ................. 3 3,025
MKS, Inc., 4.25%, 02/15/34
(c)
...... EUR 100 110,431
NCR Atleos Corp., 9.50%, 04/01/29
(a)
USD 30 32,113

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Neptune Bidco US, Inc., 9.50%,
02/15/33
(a)
................ USD 100 $ 97,024
New Generation Gas Gathering LLC,
10.34%, 09/30/29
(a)(d)
......... 146 146,593
Nexstar Media, Inc., 4.75%, 11/01/28
(a)
110 108,159
Northern Oil & Gas, Inc., 7.88%,
10/15/33
(a)
................ 11 11,381
NRG Energy, Inc., 7.00%, 03/15/33
(a)
5 5,413
Oak-Eagle AcquireCo , Inc., 6.25%,
07/01/33
(c)
................ EUR 100 118,059
OneMain Finance Corp., 7.13%,
11/15/31 .................. USD 5 4,954
Permian Resources Operating LLC,
8.00%, 04/15/27
(a)
........... 16 16,014
Pitney Bowes, Inc., 6.88%, 03/15/27
(a)
31 30,959
Resort Communities LoanCo . LP,
12.00%, 11/21/28
(a)(d)
......... 482 474,909
RingCentral, Inc., 8.50%, 08/15/30
(a)
. 65 68,002
Rocket Cos., Inc.
(a)
6.13%, 08/01/30 ............ 4 4,037
6.38%, 08/01/33 ............ 4 4,043
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(a)
................ 40 40,933
Sabre GLBL, Inc.
(a)
10.75%, 11/15/29 ........... 12 10,251
10.75%, 03/15/30 ........... 14 11,767
Seagate Data Storage Technology Pte.
Ltd.
(a)
8.25%, 12/15/29 ............ 61 64,062
5.88%, 07/15/30 ............ 10 10,164
8.50%, 07/15/31 ............ 29 30,405
9.63%, 12/01/32 ............ 45 50,013
Select Medical Corp., 6.25%,
12/01/32
(a)
................ 12 11,437
Service Properties Trust
0.00%, 09/30/27
(a)(q)
.......... 36 32,753
8.88%, 06/15/32 ............ 72 71,362
Shift4 Payments LLC, 5.50%,
05/15/33
(c)
................ EUR 100 108,968
Six Flags Entertainment Corp., 8.63%,
01/15/32
(a)
................ USD 9 9,015
SM Energy Co., 6.75%, 08/01/29
(a)
.. 5 5,076
Solaris Energy Infrastructure, Inc.
(o)
4.75%, 05/01/30
(a)
........... 45 106,785
0.25%, 10/01/31 ............ 146 182,317
Sonder Holdings, Inc., 7.00%, (7.00%
Cash or 7.00% PIK), 12/10/27
(d)(e)(m)
(n)
...................... 191 —
Spirit Airlines Pass-Through Trust
Series 2015-1,Class A, 4.10%,
04/01/28
(e)(m)
............. 1 916
Series 2017-1,Class AA, 3.38%,
02/15/30 ............... 13 12,383
Series 2017-1A,Class A, 3.65%,
02/15/30
(e)(m)
............. 35 31,587
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(a)(p)
............... 147 134,873
Starz Capital Holdings LLC, 5.50%,
04/15/29
(a)
................ 15 12,225
Stem, Inc., 0.50%, 12/01/28
(a)(o)
.... 6 2,457
STL Holding Co. LLC, 8.75%,
02/15/29
(a)
................ 9 9,298
Talen Energy Supply LLC, 8.63%,
06/01/30
(a)
................ 30 31,472
Security
Par (000)
Par (000) Value
United States (continued)
Texas Capital Bancshares, Inc.
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.15%), 4.00%, 05/06/31 .... USD 64 $ 63,894
(1-day SOFR + 1.94%), 5.30%,
02/27/32 ............... 37 36,481
TransDigm , Inc., 4.63%, 01/15/29 ... 100 98,252
Transocean International Ltd., 8.25%,
05/15/29
(a)
................ 11 11,366
United Airlines Pass-Through Trust,
Series 2019-2, Class A, 2.90%,
05/01/28 ................. 6 5,559
Venture Global LNG, Inc.
(a)
8.13%, 06/01/28 ............ 5 5,113
7.00%, 01/15/30 ............ 14 14,295
Venture Global Plaquemines LNG
LLC
(a)
6.50%, 01/15/34 ............ 2 2,085
6.75%, 01/15/36 ............ 2 2,118
Vistra Operations Co. LLC, 5.63%,
02/15/27
(a)
................ 79 79,000
VoltaGrid LLC, 7.38%, 11/01/30
(a)
... 36 37,181
Warnermedia Holdings, Inc., 3.76%,
03/15/27 ................. 84 82,970
Windstream Services LLC, 7.50%,
10/15/33
(a)
................ 5 5,198
Wolfspeed , Inc., 7.00%, 06/15/31 ... 1 761
Xerox Corp.
(a)
10.25%, 10/15/30 ........... 69 51,750
13.50%, 04/15/31 ........... 6 2,955
6,985,508
Total Corporate Bonds — 9.6%
(Cost: $16,226,379) .............................. 14,736,957
Floating Rate Loan Interests
France — 0.1%
Parts Europe SA, Facility 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.03%
,
 02/03/31
(b)
EUR 112 129,759
Germany — 0.0%
TK Elevator Midco GmbH, 1st Lien
Term Loan B1, (6-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.15%
,
 04/30/30
(b)
........... 54 61,711
Jersey, Channel Islands — 0.1%
Vita Global Finco Ltd., 1st Lien Term
Loan B
(b)(d)(n)
(6-mo. EURIBOR at 0.00% Floor +
0.00%), 10.05% (10.05% Cash or
10.05% PIK), 07/06/27 ...... 71 62,434
(Daily SONIA at 0.00% Floor +
8.00%), 11.73% (11.73% Cash or
11.73% PIK), 07/06/27 ...... GBP 44 42,703
105,137
Netherlands — 0.2%
Ziggo BV, Facility 1st Lien Term Loan
H, (1-mo. EURIBOR at 0.00% Floor
+ 3.00%), 4.94%
,
 01/31/29
(b)
.... EUR 311 347,058

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain — 0.1%
Areas Worldwide SA, Facility 1st
Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.64%
,
 12/31/29
(b)
........... EUR 87 $ 98,572
United Kingdom — 0.2%
(b)
Bellis Acquisition Co. plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.08%
,
 05/12/31 ............ 88 90,196
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B10, (Daily
SONIA at 0.00% Floor + 4.75%),
4.75%
,
 04/30/29 ............ GBP 34 45,092
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.64%
,
 06/30/28 ............ EUR 31 35,827
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.39%
,
 04/03/29 ............ 64 56,249
Masorange Holdco Ltd., Facility
1st Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 2.25%),
4.38%
,
 03/25/31 ............ 94 108,320
335,684
United States — 0.8%
(b)
Altar Bidco , Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.11%
,
 02/01/30 . USD 120 112,875
Argento LLC, 1st Lien Term Loan A,
02/24/33
(r)
................. 64 61,440
Avaya, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.17%
,
 08/01/28 ...... —
(s)
265
ConnectWise LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.46%
,
 09/29/28 . 32 29,842
CPV Fairview LLC, 1st Lien Term
Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.20%
,
 08/14/31 ............ 42 41,775
Crescent Midstream Operating LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
7.41%
,
 02/11/33 ............ 98 98,204
CSC Holdings LLC, 1st Lien Term Loan
B5, (US Prime Rate at 0.00% Floor
+ 1.50%), 8.25%
,
 04/15/27 ..... 15 13,267
Digital Room Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
9.02%
,
 12/21/28 ............ 27 25,928
DirecTV Financing LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.50%),
9.17%
,
 02/17/31 ............ 54 54,382
ECL Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.67%
,
 08/30/30 ............ 90 89,564
Security
Par (000)
Par (000) Value
United States (continued)
Galaxy Universal LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.25%),
10.05%
,
 05/16/28
(d)
.......... USD 196 $ 182,760
GoTo Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.57%
,
 04/30/28 . 25 15,076
Hunterstown Generation LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.67%
,
 11/06/31 ............ 36 36,011
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
9.17%
,
 10/25/28
(d)
........... 19 9,609
ITG Communications LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.45%
,
 07/09/31
(d)
........... 80 75,525
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.17%
,
 04/26/30 ............ 34 33,557
Jack Ohio Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
7.67%
,
 01/28/32 ............ 13 12,677
Maverick Gaming LLC, 1st Lien Term
Loan, (US Prime Rate at 1.00%
Floor + 7.50%), 15.25%
,
 06/05/28
(d)
(e)(m)
..................... 26 1,014
OH Partners LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.42%
,
 11/12/32
(d)
34 33,830
Peninsula Pacific Entertainment LLC,
Facility 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor +
4.75%), 8.45%
,
 10/01/32 ...... 90 89,263
Redstone Buyer LLC, 1st Lien Term
Loan B1, 8.00%
,
 12/31/30 ...... 12 4,000
Redstone HoldCo 2 LP, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 5.50%),
9.17%
,
 12/31/30 ............ 40 14,571
Redstone HoldCo 2 LP, 1st Lien
Term Loan A1, (3-mo. CME Term
SOFR at 0.00% Floor + 5.50%),
9.17%
,
 12/31/30 ............ 33 28,654
Redstone HoldCo 2 LP, 1st Lien
Term Loan A2, (3-mo. CME Term
SOFR at 0.00% Floor + 5.25%),
8.92%
,
 12/31/30 ............ 9 6,544
Runitonetime LLC, 1st Lien Term
Loan
(d)
(1-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 4.77%, 04/16/26 1 749
(1-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 2.00% - 4.67%,
05/06/26 ............... 16 15,332
(1-mo. CME Term SOFR at 2.00%
Floor + 12.50%), 15.50% -
16.17%, 05/06/26 ......... 9 9,041

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Vaco Holdings LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.60% Floor + 5.00%),
8.85%
,
 01/22/29 ............ USD 13 $ 8,491
VeriFone Systems, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 5.25%),
9.18%
,
 08/18/28 ............ 85 79,398
West Deptford Energy Holdings LLC,
1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor +
4.00%), 7.67%
,
 07/26/32 ...... 32 31,562
Xerox Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%; 6-mo. CME Term
SOFR at 0.00% Floor + 4.00% at
0.50% Floor + 0.00%), 7.63% -
7.73%
,
 11/19/29 ............ 41 25,881
1,241,087
Total Floating Rate Loan Interests — 1.5%
(Cost: $2,431,949) .............................. 2,319,008
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic (The), 0.00%,
12/15/27
(q)
................ ARS 3,934 6,620
Brazil — 0.1%
Federative Republic of Brazil, 10.00%,
01/01/27 ................. BRL 1 160,647
Canada — 0.2%
Canadian Government Bond, 2.75%,
03/01/30 ................. CAD 371 264,002
Colombia — 0.1%
Republic of Colombia
5.75%, 11/03/27 ............ COP 411,000 99,285
7.75%, 09/18/30 ............ 349,700 76,213
7.00%, 06/30/32 ............ 29,500 5,862
7.25%, 10/26/50 ............ 47,600 7,531
Titulos de Tesoreria , 12.50%, 02/27/30 58,500 15,123
204,014
Czech Republic — 0.0%
Czech Republic
4.50%, 11/11/32 ............ CZK 1,090 50,790
4.00%, 04/04/44 ............ 340 13,737
64,527
Egypt — 0.0%
Arab Republic of Egypt
24.46%, 10/01/27 ........... EGP 394 7,090
24.14%, 12/03/27 ........... 45 807
21.38%, 02/04/28 ........... 572 10,055
23.44%, 07/01/28 ........... 407 7,243
25,195
France — 0.1%
French Republic, 3.20%, 05/25/35
(a)(c)
EUR 71 79,105
Hungary — 0.0%
Hungary Government Bond, 7.00%,
10/24/35 ................. HUF 12,070 35,816
Security
Par (000)
Par (000) Value
Indonesia — 0.1%
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 1,235,000 $ 73,525
6.50%, 07/15/30 ............ 479,000 28,091
101,616
Ireland — 0.3%
Republic of Ireland, 2.60%, 10/18/34
(c)
EUR 461 512,244
Italy — 0.2%
Buoni Poliennali del Tesoro, 2.95%,
07/01/30
(c)
................ 232 265,744
Japan — 0.0%
Japan Government Bond, 3.20%,
09/20/55 ................. JPY 6,700 38,643
Mexico — 0.2%
Mex Bonos Desarr Fix Rt
7.00%, 09/03/26 ............ MXN 26 147,446
8.50%, 03/01/29 ............ 12 68,186
7.75%, 11/13/42 ............ 16 72,987
288,619
Paraguay — 0.0%
Republic of Paraguay, 8.50%,
04/04/38
(a)
................ PYG 112,000 17,010
Peru — 0.0%
Republic of Peru
7.60%, 08/12/39
(c)
........... PEN 33 9,817
7.60%, 08/12/39
(a)
........... 36 10,710
20,527
Philippines — 0.1%
Republic of Philippines
6.38%, 07/27/30 ............ PHP 2,690 43,913
6.00%, 08/20/30 ............ 4,580 73,622
6.38%, 04/28/35 ............ 4,650 73,986
191,521
Poland — 0.2%
Republic of Poland
5.75%, 04/25/29 ............ PLN 288 79,460
4.75%, 07/25/29 ............ 165 44,042
5.00%, 10/25/34 ............ 187 47,933
5.00%, 10/25/35 ............ 234 59,025
230,460
Republic of Turkiye — 0.0%
Republic of Turkiye (The)
31.08%, 11/08/28 ........... TRY 423 8,490
30.00%, 09/12/29 ........... 260 5,042
27.70%, 09/27/34 ........... 487 9,709
23,241
South Africa — 0.3%
Republic of South Africa
8.00%, 01/31/30 ............ ZAR 3,093 180,762
7.00%, 02/28/31 ............ 2,589 143,360
8.50%, 01/31/37 ............ 1,224 67,579
391,701
Spain — 0.3%
Bonos y Obligaciones del Estado
2.70%, 01/31/30 ............ EUR 261 299,688
2.60%, 05/31/31 ............ 135 153,049
3.15%, 04/30/35
(a)(c)
.......... 63 71,313
524,050

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom — 0.4%
U.K. Treasury Bonds, 4.38%,
03/07/30
(c)
................ GBP 422 $ 557,548
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75%, 07/20/33 ............ UYU 350 9,537
8.00%, 10/29/35 ............ 478 11,901
21,438
Total Foreign Government Obligations — 2.6%
(Cost: $4,012,999) .............................. 4,024,288
Shares
Shares
Grantor Trust
SPDR Gold Shares
(j) (k)
.......... 4,168 1,793,449
Total Grantor Trust — 1.2%
(Cost: $1,888,443) .............................. 1,793,449
Investment Companies
Invesco Senior Loan ETF
(f)
....... 10,731 219,020
iShares Broad USD High Yield
Corporate Bond ETF
(f)(h)
....... 4,187 154,249
iShares China Large-Cap ETF
(f)(h)
... 9,197 330,172
iShares Core S&P Small-Cap ETF
(f)(h)
637 79,186
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(f)(h)(j)
........ 12,152 1,141,437
iShares MSCI Brazil ETF
(f)(h)
....... 1,992 76,473
iShares Russell 2000 ETF
(h)
....... 1,400 347,200
KraneShares CSI China Internet ETF 4,482 127,423
SPDR Blackstone Senior Loan ETF
(f)
8,948 359,173
SPDR S&P Homebuilders ETF
(f)
.... 635 62,687
SPDR S&P Regional Banking ETF
(f)
. 1,527 99,484
VanEck Semiconductor ETF
(f)
...... 296 113,486
Total Investment Companies — 2.0%
(Cost: $3,045,847) .............................. 3,109,990
Par (000)
Pa r (000)
Municipal Bonds
Arizona - 0.1%
Maricopa County Industrial
Development Authority , Series 2024,
RB , 7.38% , 10/01/29
(a)
........ USD 100 105,424
Total Municipal Bonds — 0.1%
(Cost: $100,000) ................................ 105,424
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
United States — 0.2%
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 107 89,397
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 150 135,592
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... USD 78 $ 53,730
278,719
Commercial Mortgage-Backed Securities — 1.0%
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 7.04%, 12/15/34
(a)(b)
100 98,964
United States — 1.0%
1301 Trust, Series 2025-1301, Class A,
5.06%, 08/11/42
(a)(b)
.......... 30 30,071
BAMLL Trust, Series 2025-ASHF,
Class E, (1-mo. CME Term SOFR
at 5.25% Floor + 5.25%), 8.92%,
02/15/42
(a)(b)
............... 71 70,783
BFLD Commercial Mortgage Trust,
Series 2025-5MW, Class E, 7.91%,
10/10/42
(a)(b)
............... 100 101,814
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.06%, 06/15/41
(a)(b)
20 19,925
BX Commercial Mortgage Trust
(a)(b)
Series 2024-GPA3, Class B, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.31%, 12/15/39 ... 86 86,254
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.06%, 03/15/41 ... 61 61,198
BX Trust
(a)(b)
Series 2019-OC11, Class D, 3.94%,
12/09/41 ............... 64 60,502
Series 2019-OC11, Class E, 3.94%,
12/09/41 ............... 89 82,251
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.11%, 04/15/41 ... 71 71,320
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 6.56%, 06/15/41 ... 22 21,589
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 7.61%, 06/15/41 ... 55 54,429
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 6.61%, 03/15/30 ... 42 41,811
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 10 9,468
CONE Trust, Series 2024-DFW1,
Class E, (1-mo. CME Term SOFR
at 3.89% Floor + 3.89%), 7.56%,
08/15/41
(a)(b)
............... 30 29,725
DGWD Trust, Series 2025-INFL,
Class A, (1-mo. CME Term SOFR
at 1.60% Floor + 1.60%), 5.27%,
08/15/35
(a)(b)
............... 48 48,038
DK Trust, Series 2025-LXP, Class A,
(1-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 5.27%, 08/15/37
(a)(b)
10 10,000
ELM Trust, Series 2024-ELM, Class
E10, 7.27%, 06/10/39
(a)(b)
...... 45 45,046

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
GS Mortgage Securities Corp. Trust,
Series 2025-800D, Class A, (1-mo.
CME Term SOFR at 2.65% Floor +
2.65%), 6.33%, 11/25/41
(a)(b)
.... USD 140 $ 139,852
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 36 32,553
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 6.86%, 05/15/37
(a)(b)
.... 100 99,938
JW Commercial Mortgage Trust, Series
2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 6.86%, 06/15/39
(a)(b)
.... 20 19,950
LoanCore 2025 Issuer LLC, Series
2025-CRE8, Class A, (1-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.06%, 08/17/42
(a)(b)
.... 100 99,813
MCR Mortgage Trust, Series 2024-
TWA, Class E, 8.73%, 06/12/39
(a)
. 13 13,039
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor +
2.22%), 5.89%, 04/15/38
(a)(b)
.... 2 2,130
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.28%,
07/11/40
(a)(b)
............... 17 15,715
PRM5 Trust, Series 2025-PRM5, Class
D, 5.25%, 03/10/33
(a)(b)
........ 50 49,584
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 10 9,442
VEGAS, Series 2024-GCS, Class C,
6.22%, 07/10/36
(a)(b)
.......... 50 50,520
VEGAS Trust, Series 2024-GCS, Class
D, 6.22%, 07/10/36
(a)(b)
........ 64 63,675
Wells Fargo Commercial Mortgage
Trust, Series 2024-1CHI, Class A,
4.95%, 07/15/35
(a)(b)
.......... 100 100,426
1,540,861
Total Non-Agency Mortgage-Backed Securities — 1.2%
(Cost: $1,985,356) .............................. 1,918,544
Preferred Securities
Capital Trusts — 1.3%
France — 0.2%
(b)(c)(t)
Air France-KLM , (5-Year EURIBOR ICE
Swap Rate + 3.58%), 5.75% .... EUR 100 112,462
Electricite de France SA , (5-Year
EURIBOR ICE Swap Rate + 2.07%),
4.38% ................... 100 112,040
224,502
Germany — 0.7%
(b)
Aroundtown Finance SARL , (5-Year
EURIBOR ICE Swap Rate + 3.43%),
5.25%
(c)(t)
................. 100 105,178
Bayer AG , (5-Year EUR Swap Annual +
4.46%), 5.38%, 03/25/82
(c)
..... 100 115,020
Commerzbank AG , (5-Year EUR Swap
Annual + 6.74%), 6.50%
(c)(t)
..... 200 237,840
Security
Par (000)
Par (000) Value
Germany (continued)
Deutsche Bank AG
(t)
(5-Year EURIBOR ICE Swap Rate +
4.75%), 4.63%
(c)
.......... EUR 200 $ 223,499
(5-Year EURIBOR ICE Swap Rate +
4.60%), 7.13%
(c)
.......... 200 235,092
Wintershall Dea Finance 2 BV , (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12%
(c)(t)
................. 100 116,806
1,033,435
Italy — 0.1%
Eni SpA , (5-Year EUR Swap Annual +
2.40%), 4.88%
(b)(c)(t)
.......... 100 114,517
Luxembourg — 0.0%
Vivion Investments SARL , (5-Year
EURIBOR ICE Swap Rate + 6.16%),
8.13%
(b)(c)(t)
................ 100 96,729
Spain — 0.1%
Telefonica Emisiones SA , (EUAMDB08
+ 2.13%), 4.88%
(b)(c)(t)
......... 100 109,794
United Kingdom — 0.1%
(b)
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%, 05/21/55
(c)
..... GBP 100 132,691
Vodafone Group plc , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%),
4.13%, 06/04/81 ............ USD 4 3,661
136,352
United States — 0.1%
(b)(c)(t)
Citigroup, Inc.
Series GG, (5-Year US Treasury
Yield Curve Rate T Note
Constant Maturity + 2.89%),
6.88% ................. 4 4,028
Series FF, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.73%), 6.95% .... 4 4,030
JPMorgan Chase & Co., Series OO , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.15%),
6.50% ................... 4 4,105
Stellantis NV
(5-Year EURIBOR ICE Swap Rate +
4.24%), 6.88%
(c)
.......... EUR 100 108,957
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.08%),
8.25%
(c)
................ GBP 100 126,490
Sunoco LP , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.23%), 7.88%
(a)
..... USD 22 22,462
Venture Global LNG, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a)
25 24,901
294,973
Total Capital Trusts — 1.3%
(Cost: $1,979,399) .............................. 2,010,302

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Preferred Stocks — 2.4%
Brazil — 0.2%
Banco Bradesco SA (Preference) ... 27,080 $ 100,272
Neon Payments Ltd.
(d)(e)
......... 319 135,718
Petroleo Brasileiro SA - Petrobras
(Preference) ............... 14,197 133,149
369,139
China — 0.5%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $269,333)
(d)(e)( i )
.... 2,458 710,436
Finland — 0.0%
Aiven OY, Series D
(d)(e)
.......... 647 32,156
Germany — 0.0%
Volocopter GmbH, (Acquired 03/03/21,
cost $159,572)
(d)(e)( i )
.......... 30 —
India — 0.0%
Think & Learn Pvt Ltd., Series F,
(Acquired 12/11/20, cost $103,322)
(d)
(e)( i )
...................... 32 —
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost $26,894)
(d)
(e)( i )
...................... 228 —
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$183,387)
(d)(e)( i )
.............. 4,842 16,919
United States — 1.7%
(d)
Anduril Investors LLC, Series G
(e)
... 1,197 79,038
Anthropic PBC, Series F , (Acquired
08/18/25, cost $65,127)
(e)( i )
..... 462 119,721
Breeze Aviation Group, Inc., Series B,
(Acquired 01/26/24, cost $75,615)
(e)
( i )
....................... 140 17,237
CoreWeave , Inc., 10.00%, (10.00%
Cash or 10.00% PIK)
(n)
........ 83,000 78,850
Databricks, Inc., Series F, (Acquired
10/22/19, cost $88,431)
(e)( i )
..... 6,177 997,524
Databricks, Inc., Series G, (Acquired
02/01/21, cost $102,873)
(e)( i )
..... 1,740 280,993
Davidson Homes, Inc., 12.00%,
(12.00% Cash or 12.00% PIK)
(n)
.. 139 153,292
Dream Finders Homes, Inc.
(Preference), 9.00%
(t)
......... 285 282,506
EXO Capital Technologies, Inc.,
Series D, (Acquired 08/14/24, cost
$3,025)
(e)( i )
................ 4,957 3,668
HawkEye 360, Inc., Series D1
(e)
.... 4,447 100,280
JumpCloud , Inc., Series E-1, (Acquired
10/30/20, cost $93,611)
(e)( i )
...... 51,330 93,934
JumpCloud , Inc., Series F, (Acquired
09/03/21, cost $20,218)
(e)( i )
..... 3,376 8,237
Lessen Holdings, Inc., Series B
(e)
... 2,050 —
Lessen Holdings, Inc., Series BX
(e)
.. 6,246 —
Loadsmart , Inc., Series C, (Acquired
10/05/20, cost $85,987)
(e)( i )
..... 10,057 64,566
Loadsmart , Inc., Series D, (Acquired
01/27/22, cost $19,100)
(e)( i )
..... 955 9,397
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $48,256)
(e)( i )
..... 70 —
Noodle, Inc., Series C, (Acquired
08/26/21, cost $73,361)
(e)( i )
..... 8,220 —
Security
Shares
Shares Value
United States (continued)
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $40,179)
(e)( i )
..... 1,532 $ 63,348
RSA Security LLC, Class A
(e)
...... 1,838 —
RSA Security LLC, Class B
(e)
...... 5,513 —
SambaNova Systems, Inc., Series C,
(Acquired 02/19/20, cost $91,575)
(e)
( i )
....................... 1,720 52,718
SambaNova Systems, Inc., Series D,
(Acquired 04/09/21, cost $52,640)
(e)
( i )
....................... 554 20,426
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $28,447)
(e)( i )
..... 1,894 16,573
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$72,377)
(e)( i )
............... 12,134 58,364
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$9,855)
(e)( i )
................ 1,487 7,346
Verge Genomics
(e)
............. 13,831 2,213
Veritas Newco
(e)
............... 294 5,582
Veritas Newco, Series G-1
(e)
...... 203 3,853
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $43,198),
12.00%, (12.00% Cash or 12.00%
PIK)
( i )(n)
................... 14,803 79,196
2,598,862
Total Preferred Stocks — 2.4%
(Cost: $2,795,462) .............................. 3,727,512
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. CME Term
SOFR + 6.63%), 10.30%, 10/30/40
(b)
3,609 105,924
Wells Fargo & Co., Series L, 7.50%
(f)(o)(t)
46 53,130
159,054
Total Trust Preferreds — 0.1%
(Cost: $145,871) ................................ 159,054
Total Preferred Securities — 3.8%
(Cost: $4,920,732) .............................. 5,896,868
Rights
United States — 0.0%
Walgreens Boots Alliance, Inc., CVR
(d)
(e)
...................... 2,251 1,193
Total Rights — 0.0%
(Cost: $1,193) ................................. 1,193
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes
(a)
(b)
Series 2021-DNA2, Class B2,
(SOFR 30 day Average
at 0.00% Floor + 6.00%),
9.66% ,  08/25/33 ........ USD 17 21,116

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2022-DNA1, Class B1,
(SOFR 30 day Average
at 0.00% Floor + 3.40%),
7.06% ,  01/25/42 ........ USD 17 $ 17,310
38,426
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series K109, Class X1,
1.57% ,  04/25/30 ........ 114 6,000
Series K116, Class X1,
1.41% ,  07/25/30 ........ 97 4,730
Series K120, Class X1,
1.03% ,  10/25/30 ........ 384 14,517
Series KL06, Class XFX,
1.36% ,  12/25/29 ........ 98 4,100
Series KW09, Class X1,
0.76% ,  05/25/29 ........ 407 7,319
36,666
Mortgage-Backed Securities — 0.7%
Uniform Mortgage-Backed Securities,
3.50%, 04/25/56
(u)
........... 1,146 1,050,474
Total U.S. Government Sponsored Agency Securities
—
0.7%
(Cost: $1,137,279) .............................. 1,125,566
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(e)
.................. 718 1
Israel — 0.0%
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(d)(e)( i )
........ 845 9
United Kingdom — 0.0%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost $0)
(Issued/Exercisable 12/19/23,
1 Share for 1 Warrant, Expires
11/17/30, Strike Price GBP 0.01)
(d)(e)
( i )
....................... 5,834 309
United States — 0.1%
(e)
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 1,268 63
Davidson Homes, Inc. (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(d)
........... 965 656
EVgo , Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 07/01/26, Strike Price USD
11.50) ................... 1,130 27
Security
Shares
Shares Value
United States (continued)
Flagstar Financial, Inc., (Acquired
03/11/24, cost $0) (Issued/
Exercisable 03/11/24, 1,000 Shares
for 1 Warrant, Expires 03/11/31,
Strike Price USD 2.50)
(d)( i )
...... 14 $ 36,831
FLYR, Inc., Series D-X (Issued/
Exercisable 08/18/25, 1 Share for
1 Warrant, Expires 12/31/49, Strike
Price USD 0.01)
(d)
........... 264 —
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 543 11,289
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(d)
.................. 217 3,904
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 1,369 28,461
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 938 5
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant,
Strike Price USD 0.34)
(d)
....... 53,113 1
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 840 —
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 1,681 13
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
69.00) ................... 724 45
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 1,924 121
Sonder Enterprises, Inc. (Issued/
Exercisable 12/30/24, 1 Share for
1 Warrant, Expires 12/30/29, Strike
Price USD 0.01)
(d)
........... 458 —
Sonder Enterprises, Inc. (Issued/
Exercisable 04/11/25, 1 Share for
1 Warrant, Expires 04/11/30, Strike
Price USD 1.00)
(d)
........... 4,568 —
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0)
(Issued/Exercisable 10/14/22,
1 Share for 1 Warrant, Expires
10/07/32, Strike Price USD 0.01)
(d)( i )
1,825 7,191

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Volato Group, Inc., (Acquired 12/03/23,
cost $1,351) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
( i )
.................. 1,351 $ 11
88,618
Total Warrants — 0.1%
(Cost: $13,422) ................................ 88,937
Total Long-Term Investments — 89.4%
(Cost: $133,259,393) ............................. 137,615,934
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.2%
Brazil — 0.2%
Letras do Tesouro Nacional Treasury
Bills
(v)
14.69%, 07/01/26 ........... BRL —
(s)
45,614
12.89%, 10/01/26 ........... 1 161,645
207,259
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills,
22.30%, 06/23/26
(v)
.......... EGP 1,375 23,940
Total Foreign Government Obligations — 0.2%
(Cost: $ 229,326) ................................ 231,199
Security
Shares
Shares Value
Money Market Funds — 7.5%
(h)(w)
BlackRock Cash Funds: Institutional,
SL Agency Shares, 3.77%
(x)
..... 2,618,271 $ 2,618,794
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 3.55% ...... 8,968,516 8,968,516
Total Money Market Funds — 7.5%
(Cost: $11,587,318) .............................. 11,587,310
Total Short-Term Securities — 7.7%
(Cost: $11,816,644) .............................. 11,818,509
Total Options Purchased — 0.2%
(Cost: $1,019,675 ) .............................. 370,229
Total Investments Before Options Written — 97.3%
(Cost: $146,095,712) ............................. 149,804,672
Total Options Written — (0.7)%
(Premiums Received — $(1,098,123)) ................. (1,116,901)
Total Investments Net of Options Written — 96.6%
(Cost: $144,997,589) ............................. 148,687,771
Other Assets Less Liabilities — 3.4% ................... 5,201,399
Net Assets — 100.0% .............................. $ 153,889,170
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Non-income producing security.
(f)
All or a portion of this security is on loan.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Affiliate of the Fund.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $5,480,721, representing 3.56% of its net assets as of period end, and an original cost of $3,420,220.
(j)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(k)
All or a portion of the security is held by a wholly-owned subsidiary.
(l)
Investment does not issue shares.
(m)
Issuer filed for bankruptcy and/or is in default.
(n)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(o)
Convertible security.
(p)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(q)
Zero-coupon bond.
(r)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(s)
Rounds to less than 1,000.
(t)
Perpetual security with no stated maturity date.
(u)
Represents or includes a TBA transaction.
(v)
Rates are discount rates or a range of discount rates as of period end.
(w)
Annualized 7-day yield as of period end.
(x)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Par/Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 5,125,309 $ — $ (2,505,746)
(a)
$ (761) $ (8) $ 2,618,794 2,618,271 $ 4,299
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 7,829,363 1,139,153
(a)
— — — 8,968,516 8,968,516 63,976 —
iShares Broad USD High Yield
Corporate Bond ETF .... 156,573 — — — (2,324) 154,249 4,187 1,749 —
iShares China Large-Cap ETF 352,152 — — — (21,980) 330,172 9,197 — —
iShares Core S&P Small-Cap
ETF ................ 76,555 — — — 2,631 79,186 637 123 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 1,169,995 — — — (28,558) 1,141,437 12,152 9,935 —
iShares MSCI Brazil ETF ... 63,286 — — — 13,187 76,473 1,992 — —
iShares Russell 2000 ETF ... — 346,181 — — 1,019 347,200 1,400 — —
Quintis Australia Pty. Ltd.,
12.00%, 10/01/28 ...... — — — — — — 414,143 — —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ....... 46,275 — — — 3,471 49,746 462,748 — —
Quintis HoldCo Pty. Ltd. .... 1 — — — 1 2 218,994 — —
$ (761) $ (32,561) $ 13,765,775 $ 80,082 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 8 04/28/26 $ 364 $ (2,179)
Euro-Bobl ............................................................... 28 06/08/26 3,736 (55,287)
Euro-BTP ............................................................... 6 06/08/26 806 (25,984)
Euro-Bund .............................................................. 9 06/08/26 1,304 (17,779)
Euro-OAT ............................................................... 5 06/08/26 686 (17,512)
Euro-Schatz ............................................................. 3 06/08/26 367 (3,107)
Short Euro-BTP ........................................................... 2 06/08/26 245 (1,831)
KOSPI 200 Index .......................................................... 8 06/11/26 978 (101,069)
OSE Nikkei 225 Index ....................................................... 9 06/11/26 2,993 (75,938)
Australia 3-Year Bond ....................................................... 23 06/15/26 1,645 (8,819)
Japan 10-Year Bond ........................................................ 2 06/15/26 1,642 (19,310)
Russell 2000 E-Mini Index .................................................... 11 06/18/26 1,382 (4,957)
U.S. Treasury Long Bond ..................................................... 8 06/18/26 909 (27,011)
U.S. Treasury Ultra Bond ..................................................... 34 06/18/26 3,955 (91,422)
EURO STOXX 50 Index ..................................................... 8 06/19/26 508 (21,401)
EURO STOXX Bank Index .................................................... 28 06/19/26 378 (10,807)
Long Gilt ................................................................ 4 06/26/26 465 (13,368)
U.S. Treasury 2-Year Note .................................................... 178 06/30/26 36,929 (151,009)
3-mo. SOFR ............................................................. 8 03/14/28 1,932 (1,875)
3-mo. SOFR ............................................................. 8 03/20/29 1,930 426
(650,239)
Short Contracts
Euro-Buxl ............................................................... 1 06/08/26 127 1,523
Nasdaq-100 E-Mini Index ..................................................... 25 06/18/26 11,958 488,922
U.S. Treasury 10-Year Note ................................................... 85 06/18/26 9,434 150,272
U.S. Treasury 10-Year Ultra Note ............................................... 116 06/18/26 13,159 244,592
FTSE 100 Index ........................................................... 1 06/19/26 136 2,480
U.S. Treasury 5-Year Note .................................................... 133 06/30/26 14,387 50,463
938,252
$ 288,013
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 125,376 USD 24,000 Barclays Bank plc 04/02/26 $ 205
BRL 1,777,460 USD 338,504 BNP Paribas SA 04/02/26 4,645
BRL 89,065 USD 17,000 Citibank NA 04/02/26 194
BRL 213,711 USD 40,260 Deutsche Bank AG 04/02/26 998
BRL 158,991 USD 30,000 HSBC Bank plc 04/02/26 694
BRL 217,256 USD 41,810 JPMorgan Chase Bank NA 04/02/26 133
USD 264,996 BRL 1,372,427 Citibank NA 04/02/26 41
ARS 13,180,950 USD 8,500 Citibank NA 04/23/26 707
CNY 1,333,904 USD 193,824 UBS AG 04/24/26 183
COP 81,752,000 USD 22,000 HSBC Bank plc 04/24/26 114
COP 132,780,593 USD 35,527 Morgan Stanley & Co. International plc 04/24/26 390
HUF 5,357,600 USD 16,000 Barclays Bank plc 04/24/26 84
HUF 26,805,104 USD 79,246 Credit Agricole Corporate & Investment Bank SA 04/24/26 1,227
JPY 2,851,393 USD 18,000 Barclays Bank plc 04/24/26 5
THB 396,636 USD 12,000 Morgan Stanley & Co. International plc 04/24/26 49
USD 9,089 AUD 13,000 Bank of America NA 04/24/26 122
USD 16,557 AUD 24,000 Barclays Bank plc 04/24/26 3
USD 30,000 CAD 41,144 JPMorgan Chase Bank NA 04/24/26 394
USD 23,416 GBP 17,500 BNP Paribas SA 04/24/26 254
ZAR 273,238 USD 16,000 Morgan Stanley & Co. International plc 04/24/26 120

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
IDR 288,108,789 USD 16,948 Royal Bank of Canada 04/27/26 $ 22
MXN 330,749 USD 18,250 UBS AG 04/27/26 165
TRY 1,659,412 USD 35,858 Barclays Bank plc 04/27/26 263
USD 7,663 CZK 158,092 Canadian Imperial Bank of Commerce 04/27/26 215
USD 7,675 CZK 157,852 Credit Agricole Corporate & Investment Bank SA 04/27/26 239
USD 61,063 CZK 1,260,435 HSBC Bank plc 04/27/26 1,685
USD 37,867 HUF 12,389,930 Credit Agricole Corporate & Investment Bank SA 04/27/26 679
USD 119,591 IDR 2,026,988,725 BNP Paribas SA 04/27/26 199
USD 391,777 MXN 6,902,045 Morgan Stanley & Co. International plc 04/27/26 7,488
USD 24,481 MXN 433,798 State Street Bank and Trust Co. 04/27/26 328
USD 49,713 PEN 167,114 Societe Generale SA 04/27/26 1,758
USD 78,759 PHP 4,682,558 Citibank NA 04/27/26 1,603
USD 160,035 PHP 9,484,735 HSBC Bank plc 04/27/26 3,751
USD 3,853 PLN 14,239 HSBC Bank plc 04/27/26 17
USD 259,591 PLN 929,471 Natwest Markets plc 04/27/26 9,219
USD 212,827 THB 6,608,050 JPMorgan Chase Bank NA 04/27/26 12,038
USD 13,334 UYU 510,544 HSBC Bank plc 04/27/26 773
USD 26,190 ZAR 434,419 HSBC Bank plc 04/28/26 570
USD 399,635 ZAR 6,511,434 Wells Fargo Bank NA 04/28/26 15,617
BRL 1,180,943 USD 223,495 BNP Paribas SA 05/05/26 3,001
USD 7,490 EGP 410,844 Citibank NA 05/21/26 280
INR 14,478,961 USD 151,926 Citibank NA 05/27/26 1,101
USD 35,000 INR 3,306,083 Citibank NA 05/27/26 58
BRL 2,739,891 EUR 445,576 Barclays Bank plc 06/17/26 3,189
EUR 647,096 CHF 581,926 UBS AG 06/17/26 16,658
EUR 321,200 USD 371,394 Bank of America NA 06/17/26 1,171
EUR 206,287 USD 238,832 Canadian Imperial Bank of Commerce 06/17/26 444
EUR 645,607 USD 746,081 HSBC Bank plc 06/17/26 2,768
EUR 2,805,917 USD 3,246,788 Morgan Stanley & Co. International plc 06/17/26 7,841
EUR 66,016 USD 76,506 State Street Bank and Trust Co. 06/17/26 67
EUR 79,737 USD 92,052 Wells Fargo Bank NA 06/17/26 436
GBP 526,201 USD 695,222 HSBC Bank plc 06/17/26 1,097
JPY 24,622,500 AUD 224,634 Morgan Stanley & Co. International plc 06/17/26 1,338
JPY 49,000,000 AUD 435,557 Natwest Markets plc 06/17/26 10,572
JPY 24,000,000 EUR 130,709 BNP Paribas SA 06/17/26 590
JPY 48,092,911 USD 304,696 Morgan Stanley & Co. International plc 06/17/26 296
JPY 24,155,827 USD 152,550 Societe Generale SA 06/17/26 640
NOK 7,442,215 CHF 594,549 Toronto Dominion Bank 06/17/26 18,258
USD 27,782 BRL 146,317 HSBC Bank plc 06/17/26 12
USD 273,012 CAD 369,130 Natwest Markets plc 06/17/26 6,771
USD 273,013 CHF 210,261 UBS AG 06/17/26 7,834
USD 804,741 EUR 692,755 Bank of America NA 06/17/26 1,203
USD 349,461 EUR 300,240 BNP Paribas SA 06/17/26 1,208
USD 6,638,925 EUR 5,684,205 JPMorgan Chase Bank NA 06/17/26 45,721
USD 295,438 EUR 253,695 Natwest Markets plc 06/17/26 1,173
USD 223,079 EUR 191,838 Wells Fargo Bank NA 06/17/26 563
USD 93,784 GBP 70,491 Canadian Imperial Bank of Commerce 06/17/26 504
USD 89,551 GBP 67,027 HSBC Bank plc 06/17/26 855
USD 1,999,336 GBP 1,488,466 Toronto Dominion Bank 06/17/26 29,658
USD 388,938 GBP 292,417 UBS AG 06/17/26 1,984
USD 1,328,799 HKD 10,351,803 Credit Agricole Corporate & Investment Bank SA 06/17/26 3,308
USD 329,308 IDR 5,563,584,717 Goldman Sachs International 06/17/26 2,303
USD 25,486 INR 2,368,662 JPMorgan Chase Bank NA 06/17/26 529
USD 268,617 JPY 42,023,542 Deutsche Bank AG 06/17/26 2,115
USD 250,010 JPY 39,134,317 Societe Generale SA 06/17/26 1,830
USD 123,066 KRW 180,748,774 BNP Paribas SA 06/17/26 2,647
USD 107,757 MXN 1,941,081 Citibank NA 06/17/26 177
USD 140,159 MXN 2,483,893 HSBC Bank plc 06/17/26 2,495
USD 638,691 NOK 6,155,353 Morgan Stanley & Co. International plc 06/17/26 3,408
USD 76,086 ZAR 1,244,858 BNP Paribas SA 06/17/26 2,946
INR 1,528,800 USD 16,000 Citibank NA 07/06/26 67
NGN 19,018,425 USD 12,732 Citibank NA 07/28/26 412
MXN 2,904,000 USD 154,217 Morgan Stanley & Co. International plc 08/18/26 5,858

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 162,940 MXN 2,904,000 HSBC Bank plc 08/18/26 $ 2,864
265,441
BRL 883,002 USD 170,495 Citibank NA 04/02/26 (26)
USD 223,495 BRL 1,173,557 BNP Paribas SA 04/02/26 (3,067)
USD 89,629 BRL 501,000 Deutsche Bank AG 04/02/26 (7,092)
USD 60,326 BRL 335,000 JPMorgan Chase Bank NA 04/02/26 (4,348)
USD 18,000 BRL 94,698 Societe Generale SA 04/02/26 (282)
THB 3,392,464 USD 109,522 Barclays Bank plc 04/17/26 (6,531)
THB 1,067,310 USD 34,446 Citibank NA 04/17/26 (2,044)
THB 535,245 USD 17,274 JPMorgan Chase Bank NA 04/17/26 (1,025)
EGP 860,272 USD 17,503 Societe Generale SA 04/20/26 (2,061)
CHF 14,150 USD 18,000 BNP Paribas SA 04/24/26 (257)
CLP 90,693,120 USD 98,000 UBS AG 04/24/26 (44)
CZK 1,345,803 USD 63,680 Credit Agricole Corporate & Investment Bank SA 04/24/26 (282)
EUR 16,000 HUF 6,253,533 Canadian Imperial Bank of Commerce 04/24/26 (260)
EUR 27,785 USD 32,201 Natwest Markets plc 04/24/26 (50)
IDR 2,722,897,346 USD 160,884 Citibank NA 04/24/26 (492)
INR 14,238,234 USD 151,926 JPMorgan Chase Bank NA 04/24/26 (552)
KRW 26,994,420 USD 18,000 HSBC Bank plc 04/24/26 (44)
MXN 2,782,735 USD 155,553 Societe Generale SA 04/24/26 (578)
MYR 954,221 USD 243,535 Credit Agricole Corporate & Investment Bank SA 04/24/26 (7,664)
PLN 493,444 USD 133,733 Credit Agricole Corporate & Investment Bank SA 04/24/26 (813)
RON 136,504 USD 31,017 HSBC Bank plc 04/24/26 (107)
THB 6,420,992 USD 196,409 HSBC Bank plc 04/24/26 (1,356)
USD 22,000 CLP 20,515,000 Citibank NA 04/24/26 (158)
USD 151,926 INR 14,396,541 Citibank NA 04/24/26 (1,131)
USD 11,681 MXN 210,914 JPMorgan Chase Bank NA 04/24/26 (65)
USD 20,319 MXN 366,511 Morgan Stanley & Co. International plc 04/24/26 (93)
USD 16,000 PEN 55,999 Deutsche Bank AG 04/24/26 (72)
USD 21,000 PHP 1,280,790 Barclays Bank plc 04/24/26 (109)
USD 21,000 THB 692,055 Citibank NA 04/24/26 (23)
ZAR 371,703 USD 22,000 Citibank NA 04/24/26 (71)
ZAR 2,242,726 USD 132,575 Natwest Markets plc 04/24/26 (266)
IDR 559,611,118 USD 33,016 Citibank NA 04/27/26 (54)
MXN 719,060 USD 40,177 Barclays Bank plc 04/27/26 (141)
MXN 1,105,388 USD 63,607 Morgan Stanley & Co. International plc 04/27/26 (2,062)
PEN 112,318 USD 33,444 Societe Generale SA 04/27/26 (1,213)
PHP 299,778 USD 5,070 Barclays Bank plc 04/27/26 (130)
PHP 761,318 USD 12,582 Citibank NA 04/27/26 (37)
PHP 533,220 USD 8,821 Goldman Sachs International 04/27/26 (35)
PHP 533,260 USD 8,827 JPMorgan Chase Bank NA 04/27/26 (40)
THB 1,569,559 USD 49,640 Barclays Bank plc 04/27/26 (1,948)
USD 44,000 CNY 303,809 HSBC Bank plc 04/27/26 (197)
USD 196,487 COP 740,511,982 Morgan Stanley & Co. International plc 04/27/26 (3,642)
USD 23,234 IDR 396,053,866 Citibank NA 04/27/26 (94)
USD 5,234 IDR 88,936,848 Morgan Stanley & Co. International plc 04/27/26 (4)
ZAR 415,703 USD 24,859 Goldman Sachs International 04/28/26 (343)
PEN 100,316 USD 30,000 Citibank NA 05/04/26 (1,223)
USD 336,387 BRL 1,777,460 BNP Paribas SA 05/05/26 (4,516)
USD 27,000 BRL 142,136 Citibank NA 05/05/26 (261)
USD 18,851 BRL 104,970 JPMorgan Chase Bank NA 06/02/26 (1,144)
AUD 219,030 JPY 24,377,500 Morgan Stanley & Co. International plc 06/17/26 (3,647)
AUD 3,539,930 USD 2,521,719 State Street Bank and Trust Co. 06/17/26 (82,100)
CAD 1,031,728 USD 763,033 Barclays Bank plc 06/17/26 (18,883)
CAD 3,304,005 USD 2,443,030 BNP Paribas SA 06/17/26 (59,965)
CHF 173,400 USD 225,181 Credit Agricole Corporate & Investment Bank SA 06/17/26 (6,491)
CHF 2,488,321 USD 3,231,363 Toronto Dominion Bank 06/17/26 (93,117)
CNY 19,274,563 USD 2,820,454 HSBC Bank plc 06/17/26 (7,050)
DKK 5,617,686 USD 878,750 Toronto Dominion Bank 06/17/26 (6,108)
EUR 814,720 USD 948,550 Canadian Imperial Bank of Commerce 06/17/26 (3,543)
EUR 872,523 USD 1,018,858 JPMorgan Chase Bank NA 06/17/26 (6,804)
EUR 80,250 USD 93,312 UBS AG 06/17/26 (229)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 240,539 EUR 276,600 JPMorgan Chase Bank NA 06/17/26 $ (2,529)
GBP 366,606 USD 492,382 JPMorgan Chase Bank NA 06/17/26 (7,254)
GBP 994,079 USD 1,334,924 Toronto Dominion Bank 06/17/26 (19,465)
HKD 2,970,770 USD 381,331 BNP Paribas SA 06/17/26 (940)
HUF 54,365,616 USD 162,629 HSBC Bank plc 06/17/26 (4)
JPY 161,031,790 EUR 880,479 JPMorgan Chase Bank NA 06/17/26 (59)
JPY 1,445,884,938 USD 9,232,489 Canadian Imperial Bank of Commerce 06/17/26 (63,055)
MXN 9,189,554 EUR 443,947 Toronto Dominion Bank 06/17/26 (5,631)
NZD 123,715 USD 73,715 Credit Agricole Corporate & Investment Bank SA 06/17/26 (2,430)
PLN 932,408 USD 254,293 Credit Agricole Corporate & Investment Bank SA 06/17/26 (3,188)
SEK 4,951,846 USD 543,115 Toronto Dominion Bank 06/17/26 (18,000)
SGD 367,019 USD 290,400 Credit Agricole Corporate & Investment Bank SA 06/17/26 (3,398)
TRY 6,523,049 USD 135,682 Barclays Bank plc 06/17/26 (1,043)
TWD 26,987,892 USD 849,477 UBS AG 06/17/26 (9,709)
USD 325,000 BRL 1,724,125 Citibank NA 06/17/26 (2,231)
USD 340,000 BRL 1,807,610 UBS AG 06/17/26 (3,076)
USD 383,709 EUR 332,200 BNP Paribas SA 06/17/26 (1,615)
USD 590,396 EUR 511,607 Citibank NA 06/17/26 (3,025)
USD 457,800 EUR 396,943 Natwest Markets plc 06/17/26 (2,621)
USD 107,757 ZAR 1,844,768 Morgan Stanley & Co. International plc 06/17/26 (630)
ZAR 5,757,303 EUR 301,011 UBS AG 06/17/26 (10,884)
USD 30,906 COP 117,593,391 JPMorgan Chase Bank NA 07/07/26 (405)
(507,176)
$ (241,735)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ................ One-Touch HSBC Bank plc 04/09/26 KRW 1,415.00 KRW 1,415.00 USD 5 $ 23
USD Currency ................ One-Touch Standard Chartered Bank 05/11/26 INR 89.00 INR 89.00 USD 6 83
EUR Currency ................ One-Touch Bank of America NA 05/14/26 MXN 19.80 MXN 19.80 EUR 3 81
EUR Currency ................ One-Touch Deutsche Bank AG 06/04/26 USD 1.13 USD 1.13 EUR 8 1,211
$ 1,398
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust, Series 1 .................... 15 04/10/26 USD 608.00 USD 866 $ 487
Amazon.com, Inc. ........................... 28 04/17/26 USD 215.00 USD 583 9,310
Citizens Financial Group, Inc. ................... 12 04/17/26 USD 65.00 USD 72 420
Delta Air Lines, Inc. .......................... 38 04/17/26 USD 75.00 USD 253 3,249
EssilorLuxottica SA .......................... 3 04/17/26 EUR 280.00 EUR 60 52
Home Depot, Inc. (The) ....................... 2 04/17/26 USD 400.00 USD 66 21
Invesco QQQ Trust, Series 1 .................... 6 04/17/26 USD 615.00 USD 346 321
iShares Expanded Tech-Software Sector ETF ........ 22 04/17/26 USD 90.00 USD 176 297
iShares MSCI Emerging Markets ETF .............. 56 04/17/26 USD 65.00 USD 318 145
Lowe's Cos., Inc. ............................ 3 04/17/26 USD 300.00 USD 71 36
Sabre Corp. ............................... 9 04/17/26 USD 3.00 USD 1 68
Sabre Corp. ............................... 14 04/17/26 USD 2.00 USD 2 140
Safran SA ................................. 3 04/17/26 EUR 350.00 EUR 84 54
SPDR Gold Shares
(a)
......................... 95 04/17/26 USD 520.00 USD 4,088 3,217
State Street SPDR S&P 500 ETF Trust ............. 18 04/17/26 USD 700.00 USD 1,171 200
United Airlines Holdings, Inc. .................... 3 04/17/26 USD 115.00 USD 28 129
Vertiv Holdings Co. .......................... 23 04/17/26 USD 260.00 USD 576 21,159

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Walt Disney Co. (The) ........................ 24 04/17/26 USD 110.00 USD 231 $ 216
Williams Cos., Inc. (The) ....................... 13 04/17/26 USD 75.00 USD 95 1,235
Abbott Laboratories .......................... 3 05/15/26 USD 120.00 USD 31 74
AbbVie, Inc. ............................... 1 05/15/26 USD 250.00 USD 22 81
Advanced Micro Devices, Inc. ................... 3 05/15/26 USD 220.00 USD 61 2,880
Alphabet, Inc. .............................. 6 05/15/26 USD 340.00 USD 172 717
Amazon.com, Inc. ........................... 3 05/15/26 USD 235.00 USD 62 899
Apple, Inc. ................................ 6 05/15/26 USD 275.00 USD 152 1,665
Bank of America Corp. ........................ 6 05/15/26 USD 50.00 USD 29 1,032
Boeing Co. (The) ............................ 1 05/15/26 USD 235.00 USD 20 156
Broadcom, Inc. ............................. 2 05/15/26 USD 380.00 USD 62 422
Cameco Corp. .............................. 3 05/15/26 USD 125.00 USD 33 1,080
Cisco Systems, Inc. .......................... 4 05/15/26 USD 85.00 USD 31 414
CSX Corp. ................................ 8 05/15/26 USD 45.00 USD 33 360
Edwards Lifesciences Corp. .................... 4 05/15/26 USD 95.00 USD 32 210
Eli Lilly & Co. .............................. 1 05/15/26 USD 1,100.00 USD 92 840
Eli Lilly & Co. .............................. 2 05/15/26 USD 1,000.00 USD 184 5,420
GE Vernova, Inc. ............................ 4 05/15/26 USD 860.00 USD 349 31,339
General Electric Co. .......................... 1 05/15/26 USD 350.00 USD 28 127
Home Depot, Inc. (The) ....................... 1 05/15/26 USD 385.00 USD 33 64
Honeywell International, Inc. .................... 1 05/15/26 USD 260.00 USD 23 90
Intel Corp. ................................ 7 05/15/26 USD 52.50 USD 31 1,036
Intuitive Surgical, Inc. ......................... 1 05/15/26 USD 540.00 USD 46 405
iShares Expanded Tech-Software Sector ETF ........ 46 05/15/26 USD 85.00 USD 368 8,299
JPMorgan Chase & Co. ....................... 1 05/15/26 USD 315.00 USD 29 443
Lam Research Corp. ......................... 1 05/15/26 USD 240.00 USD 21 1,020
Mastercard, Inc. ............................ 1 05/15/26 USD 555.00 USD 50 350
Merck & Co., Inc. ............................ 3 05/15/26 USD 130.00 USD 36 584
Meta Platforms, Inc. .......................... 1 05/15/26 USD 720.00 USD 57 218
Micron Technology, Inc. ....................... 1 05/15/26 USD 460.00 USD 34 458
Microsoft Corp. ............................. 3 05/15/26 USD 445.00 USD 111 375
MongoDB, Inc. ............................. 1 05/15/26 USD 300.00 USD 24 430
Netflix, Inc. ................................ 3 05/15/26 USD 105.00 USD 29 648
NVIDIA Corp. .............................. 11 05/15/26 USD 200.00 USD 192 1,601
Oracle Corp. ............................... 2 05/15/26 USD 180.00 USD 29 331
Palantir Technologies, Inc. ...................... 2 05/15/26 USD 165.00 USD 29 1,065
Philip Morris International, Inc. ................... 2 05/15/26 USD 185.00 USD 33 365
Rockwell Automation, Inc. ...................... 4 05/15/26 USD 370.00 USD 144 6,640
SPDR Gold Shares
(a)
......................... 129 05/15/26 USD 495.00 USD 5,551 50,925
Tesla, Inc. ................................. 1 05/15/26 USD 450.00 USD 37 320
Thermo Fisher Scientific, Inc. .................... 1 05/15/26 USD 540.00 USD 49 770
Trane Technologies plc ........................ 1 05/15/26 USD 470.00 USD 42 373
UniCredit SpA .............................. 2 05/15/26 EUR 68.00 EUR 61 1,037
United Airlines Holdings, Inc. .................... 19 05/15/26 USD 115.00 USD 175 3,372
Vertiv Holdings Co. .......................... 1 05/15/26 USD 300.00 USD 25 788
Vistra Corp. ............................... 2 05/15/26 USD 175.00 USD 30 865
Walmart, Inc. .............................. 5 05/15/26 USD 135.00 USD 62 558
Walt Disney Co. (The) ........................ 3 05/15/26 USD 110.00 USD 29 243
Wells Fargo & Co. ........................... 4 05/15/26 USD 85.00 USD 32 750
Cheniere Energy, Inc. ......................... 3 06/18/26 USD 320.00 USD 85 2,700
Lionsgate Studios Corp. ....................... 9 06/18/26 USD 12.00 USD 9 563
176,158
Put
iShares Russell 2000 ETF ...................... 7 04/17/26 USD 215.00 USD 174 310
SPDR Gold Shares
(a)
......................... 76 04/17/26 USD 380.00 USD 3,270 14,259
State Street SPDR S&P 500 ETF Trust ............. 5 04/17/26 USD 650.00 USD 325 5,787
Walmart, Inc. .............................. 13 04/17/26 USD 125.00 USD 162 4,128
Micron Technology, Inc. ....................... 5 05/15/26 USD 380.00 USD 169 28,925
NVIDIA Corp. .............................. 33 06/18/26 USD 170.00 USD 576 35,062
ASML Holding NV ........................... 2 06/19/26 EUR 1,120.00 EUR 224 24,464

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
NVIDIA Corp. .............................. 37 07/17/26 USD 180.00 USD 645 $ 63,362
176,297
$ 352,455
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Morgan Stanley & Co. International plc — 04/01/26 ZAR 16.60 USD 48 $ 902
EUR Currency ........... Citibank NA — 04/09/26 BRL 6.29 EUR 22 12
USD Currency ........... Morgan Stanley & Co. International plc — 04/09/26 THB 32.00 USD 18 330
USD Currency ........... HSBC Bank plc — 04/13/26 CLP 910.00 USD 18 421
USD Currency ........... JPMorgan Chase Bank NA — 04/22/26 MXN 18.10 USD 23 225
USD Currency ........... Standard Chartered Bank — 04/22/26 THB 33.00 USD 22 136
USD Currency ........... UBS AG — 04/27/26 BRL 5.45 USD 60 259
KOSPI 200 Index ......... JPMorgan Chase Bank NA 168 05/14/26 USD 870.00 USD 125 2,660
USD Currency ........... BNP Paribas SA — 05/15/26 NOK 10.00 USD 237 1,342
USD Currency ........... Morgan Stanley & Co. International plc — 05/22/26 COP 3,850.00 USD 36 353
USD Currency ........... UBS AG — 05/27/26 COP 3,920.00 USD 38 287
AUD Currency ........... Goldman Sachs International — 07/06/26 USD 0.69 AUD 47 817
7,744
Put
EUR Currency ........... Goldman Sachs International — 04/01/26 USD 1.17 EUR 67 595
USD Currency ........... HSBC Bank plc — 04/01/26 HUF 333.00 USD 48 195
USD Currency ........... Morgan Stanley & Co. International plc — 04/08/26 HUF 335.00 USD 70 1,005
USD Currency ........... Deutsche Bank AG — 04/13/26 CLP 850.00 USD 18 1
EUR Currency ........... Societe Generale SA — 04/15/26 USD 1.14 EUR 51 125
EUR Currency ........... BNP Paribas SA — 04/28/26 USD 1.14 EUR 249 960
USD Currency ........... Barclays Bank plc — 04/28/26 HUF 333.00 USD 48 1,088
AUD Currency ........... HSBC Bank plc — 05/01/26 USD 0.67 AUD 400 1,244
USD Currency ........... HSBC Bank plc — 05/04/26 IDR 16,400.00 USD 130 21
USD Currency ........... HSBC Bank plc — 01/08/27 INR 92.40 USD 59 363
5,597
$ 13,341
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
Markit CDX North
American High Yield
Index Series 45.V2 Quarterly
Morgan Stanley & Co.
International plc 04/15/26 USD 103.00 USD 200 $ 596
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual Bank of America NA 04/30/26 3 .55 % USD 1,333 $ 217
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.00% At Termination
Goldman Sachs
International 06/08/26 3 .00 USD 6,616 1,812
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.35% Annual
Goldman Sachs
International 07/13/26 3 .35 USD 150 410
$ 2,439
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Delta Air Lines, Inc. ........................... 38 04/17/26 USD 90.00 USD 253 $ (912)
iShares MSCI Emerging Markets ETF ............... 56 04/17/26 USD 70.00 USD 318 (7)
Safran SA .................................. 3 04/17/26 EUR 380.00 EUR 84 (111)
SPDR Gold Shares
(a)
.......................... 95 04/17/26 USD 545.00 USD 4,088 (1,725)
Vertiv Holdings Co. ........................... 4 04/17/26 USD 290.00 USD 100 (890)
Vertiv Holdings Co. ........................... 23 04/17/26 USD 310.00 USD 576 (1,299)
Walmart, Inc. ............................... 13 04/17/26 USD 140.00 USD 162 (91)
Advanced Micro Devices, Inc. .................... 6 05/15/26 USD 250.00 USD 122 (1,905)
Eli Lilly & Co. ............................... 2 05/15/26 USD 1,080.00 USD 184 (2,170)
GE Vernova, Inc. ............................. 2 05/15/26 USD 1,000.00 USD 175 (4,650)
SPDR Gold Shares
(a)
.......................... 129 05/15/26 USD 570.00 USD 5,551 (9,753)
NVIDIA Corp. ............................... 33 06/18/26 USD 210.00 USD 576 (8,497)
ASML Holding NV ............................ 3 06/19/26 EUR 1,480.00 EUR 336 (4,785)
NVIDIA Corp. ............................... 34 09/18/26 USD 240.00 USD 593 (11,135)
(47,930)
Put
Boston Scientific Corp. ......................... 7 04/17/26 USD 75.00 USD 44 (8,785)
Citizens Financial Group, Inc. .................... 12 04/17/26 USD 57.50 USD 72 (1,230)
Delta Air Lines, Inc. ........................... 38 04/17/26 USD 65.00 USD 253 (11,077)
EssilorLuxottica SA ........................... 3 04/17/26 EUR 240.00 EUR 60 (14,319)
Home Depot, Inc. (The) ........................ 2 04/17/26 USD 355.00 USD 66 (5,410)
Invesco QQQ Trust, Series 1 ..................... 6 04/17/26 USD 580.00 USD 346 (7,897)
iShares Expanded Tech-Software Sector ETF ......... 42 04/17/26 USD 72.00 USD 336 (2,267)
iShares MSCI Emerging Markets ETF ............... 56 04/17/26 USD 59.00 USD 318 (16,404)
iShares Russell 2000 ETF ....................... 7 04/17/26 USD 175.00 USD 174 (30)
Lowe's Cos., Inc. ............................. 3 04/17/26 USD 260.00 USD 71 (7,215)
Safran SA .................................. 3 04/17/26 EUR 310.00 EUR 84 (11,193)
State Street SPDR S&P 500 ETF Trust .............. 5 04/17/26 USD 630.00 USD 325 (2,867)
State Street SPDR S&P 500 ETF Trust .............. 20 04/17/26 USD 640.00 USD 1,301 (16,465)
State Street SPDR S&P 500 ETF Trust .............. 36 04/17/26 USD 645.00 USD 2,341 (35,288)
United Airlines Holdings, Inc. ..................... 3 04/17/26 USD 95.00 USD 28 (2,175)
Walt Disney Co. (The) ......................... 24 04/17/26 USD 95.00 USD 231 (4,032)
Williams Cos., Inc. (The) ........................ 27 04/17/26 USD 65.00 USD 197 (540)
AbbVie, Inc. ................................ 4 05/15/26 USD 185.00 USD 87 (758)
Alphabet, Inc. ............................... 4 05/15/26 USD 265.00 USD 115 (2,620)
Alphabet, Inc. ............................... 5 05/15/26 USD 260.00 USD 143 (2,662)
Amazon.com, Inc. ............................ 11 05/15/26 USD 185.00 USD 229 (4,537)
Apollo Global Management, Inc. ................... 6 05/15/26 USD 105.00 USD 67 (3,060)
Apple, Inc. ................................. 5 05/15/26 USD 235.00 USD 127 (2,237)
Boston Scientific Corp. ......................... 10 05/15/26 USD 70.00 USD 63 (8,250)
Boston Scientific Corp. ......................... 10 05/15/26 USD 65.00 USD 63 (4,750)
Broadcom, Inc. .............................. 5 05/15/26 USD 250.00 USD 155 (1,800)
Citigroup, Inc. ............................... 7 05/15/26 USD 100.00 USD 79 (1,550)
Costco Wholesale Corp. ........................ 1 05/15/26 USD 860.00 USD 100 (337)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
CRH plc ................................... 7 05/15/26 USD 105.00 USD 74 $ (3,815)
Delta Air Lines, Inc. ........................... 12 05/15/26 USD 60.00 USD 80 (2,784)
DR Horton, Inc. .............................. 5 05/15/26 USD 135.00 USD 69 (3,625)
Edwards Lifesciences Corp. ..................... 10 05/15/26 USD 70.00 USD 80 (1,125)
Eli Lilly & Co. ............................... 2 05/15/26 USD 840.00 USD 184 (5,341)
Exxon Mobil Corp. ............................ 5 05/15/26 USD 125.00 USD 85 (185)
Fifth Third Bancorp ........................... 15 05/15/26 USD 45.00 USD 70 (2,512)
Freeport-McMoRan, Inc. ........................ 13 05/15/26 USD 50.00 USD 76 (1,911)
GE Vernova, Inc. ............................. 2 05/15/26 USD 780.00 USD 175 (6,590)
GE Vernova, Inc. ............................. 4 05/15/26 USD 700.00 USD 349 (6,641)
General Electric Co. ........................... 3 05/15/26 USD 260.00 USD 85 (2,272)
Goldman Sachs Group, Inc. (The) ................. 1 05/15/26 USD 760.00 USD 85 (1,802)
Home Depot, Inc. (The) ........................ 2 05/15/26 USD 325.00 USD 66 (2,315)
Intuitive Surgical, Inc. .......................... 2 05/15/26 USD 400.00 USD 92 (1,380)
iShares Expanded Tech-Software Sector ETF ......... 46 05/15/26 USD 70.00 USD 368 (5,458)
JPMorgan Chase & Co. ........................ 3 05/15/26 USD 270.00 USD 88 (1,642)
Meta Platforms, Inc. ........................... 1 05/15/26 USD 570.00 USD 57 (3,320)
Micron Technology, Inc. ........................ 7 05/15/26 USD 270.00 USD 236 (5,915)
Microsoft Corp. .............................. 2 05/15/26 USD 350.00 USD 74 (1,950)
MongoDB, Inc. .............................. 2 05/15/26 USD 250.00 USD 49 (4,220)
Rockwell Automation, Inc. ....................... 7 05/15/26 USD 320.00 USD 251 (5,985)
SPDR Gold Shares
(a)
.......................... 74 05/15/26 USD 425.00 USD 3,184 (126,604)
State Street SPDR S&P 500 ETF Trust .............. 6 05/15/26 USD 635.00 USD 390 (7,810)
Tesla, Inc. .................................. 2 05/15/26 USD 320.00 USD 74 (1,405)
Tesla, Inc. .................................. 4 05/15/26 USD 330.00 USD 149 (3,590)
Uber Technologies, Inc. ........................ 11 05/15/26 USD 60.00 USD 79 (1,056)
UniCredit SpA ............................... 2 05/15/26 EUR 56.00 EUR 61 (2,919)
United Airlines Holdings, Inc. ..................... 7 05/15/26 USD 87.50 USD 64 (4,165)
United Airlines Holdings, Inc. ..................... 19 05/15/26 USD 100.00 USD 175 (23,892)
Walmart, Inc. ............................... 6 05/15/26 USD 110.00 USD 75 (603)
Walt Disney Co. (The) ......................... 7 05/15/26 USD 95.00 USD 67 (2,712)
Wells Fargo & Co. ............................ 9 05/15/26 USD 80.00 USD 72 (3,915)
Abbott Laboratories ........................... 3 06/18/26 USD 95.00 USD 31 (799)
AbbVie, Inc. ................................ 1 06/18/26 USD 195.00 USD 22 (485)
Alphabet, Inc. ............................... 6 06/18/26 USD 260.00 USD 172 (4,890)
Amazon.com, Inc. ............................ 3 06/18/26 USD 180.00 USD 62 (1,470)
Apollo Global Management, Inc. ................... 19 06/18/26 USD 105.00 USD 212 (13,205)
Apple, Inc. ................................. 6 06/18/26 USD 220.00 USD 152 (2,385)
Bank of America Corp. ......................... 6 06/18/26 USD 40.00 USD 29 (384)
Bank of America Corp. ......................... 14 06/18/26 USD 45.00 USD 68 (2,051)
Boeing Co. (The) ............................. 1 06/18/26 USD 180.00 USD 20 (645)
Broadcom, Inc. .............................. 2 06/18/26 USD 280.00 USD 62 (3,085)
Cameco Corp. ............................... 3 06/18/26 USD 95.00 USD 33 (1,657)
Cameco Corp. ............................... 7 06/18/26 USD 85.00 USD 76 (2,016)
Cameco Corp. ............................... 9 06/18/26 USD 90.00 USD 98 (3,667)
Cameco Corp. ............................... 10 06/18/26 USD 80.00 USD 109 (1,980)
Capital One Financial Corp. ...................... 4 06/18/26 USD 190.00 USD 73 (7,140)
Cheniere Energy, Inc. .......................... 3 06/18/26 USD 260.00 USD 85 (3,135)
Cisco Systems, Inc. ........................... 4 06/18/26 USD 65.00 USD 31 (484)
Cisco Systems, Inc. ........................... 10 06/18/26 USD 70.00 USD 78 (2,065)
CSX Corp. ................................. 8 06/18/26 USD 35.00 USD 33 (460)
Edwards Lifesciences Corp. ..................... 4 06/18/26 USD 70.00 USD 32 (640)
Eli Lilly & Co. ............................... 1 06/18/26 USD 900.00 USD 92 (5,930)
Eli Lilly & Co. ............................... 1 06/18/26 USD 850.00 USD 92 (4,052)
Estee Lauder Cos., Inc. (The) .................... 19 06/18/26 USD 85.00 USD 136 (30,876)
GE Vernova, Inc. ............................. 1 06/18/26 USD 700.00 USD 87 (2,675)
General Electric Co. ........................... 1 06/18/26 USD 260.00 USD 28 (1,100)
Hilton Worldwide Holdings, Inc. ................... 3 06/18/26 USD 260.00 USD 91 (1,485)
Home Depot, Inc. (The) ........................ 1 06/18/26 USD 300.00 USD 33 (882)
Honeywell International, Inc. ..................... 1 06/18/26 USD 200.00 USD 23 (345)
Intel Corp. ................................. 7 06/18/26 USD 36.00 USD 31 (1,235)
Intel Corp. ................................. 43 06/18/26 USD 35.00 USD 190 (6,494)
Intuitive Surgical, Inc. .......................... 1 06/18/26 USD 420.00 USD 46 (1,500)
iShares Expanded Tech-Software Sector ETF ......... 22 06/18/26 USD 75.00 USD 176 (6,413)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
JPMorgan Chase & Co. ........................ 1 06/18/26 USD 245.00 USD 29 $ (385)
Lam Research Corp. .......................... 1 06/18/26 USD 170.00 USD 21 (910)
Lam Research Corp. .......................... 4 06/18/26 USD 155.00 USD 85 (2,490)
Lam Research Corp. .......................... 5 06/18/26 USD 165.00 USD 107 (3,925)
Mastercard, Inc. ............................. 1 06/18/26 USD 430.00 USD 50 (732)
Merck & Co., Inc. ............................. 3 06/18/26 USD 100.00 USD 36 (463)
Meta Platforms, Inc. ........................... 1 06/18/26 USD 550.00 USD 57 (3,152)
Micron Technology, Inc. ........................ 1 06/18/26 USD 320.00 USD 34 (3,245)
Micron Technology, Inc. ........................ 2 06/18/26 USD 270.00 USD 68 (2,930)
Microsoft Corp. .............................. 3 06/18/26 USD 345.00 USD 111 (3,562)
MongoDB, Inc. .............................. 1 06/18/26 USD 210.00 USD 24 (1,575)
Netflix, Inc. ................................. 3 06/18/26 USD 80.00 USD 29 (510)
NVIDIA Corp. ............................... 11 06/18/26 USD 155.00 USD 192 (6,352)
NVIDIA Corp. ............................... 14 06/18/26 USD 150.00 USD 244 (6,510)
NVIDIA Corp. ............................... 33 06/18/26 USD 140.00 USD 576 (9,636)
Oracle Corp. ................................ 2 06/18/26 USD 130.00 USD 29 (1,670)
Palantir Technologies, Inc. ....................... 2 06/18/26 USD 125.00 USD 29 (1,270)
Philip Morris International, Inc. .................... 2 06/18/26 USD 140.00 USD 33 (485)
State Street SPDR S&P 500 ETF Trust .............. 15 06/18/26 USD 610.00 USD 976 (18,583)
State Street SPDR S&P 500 ETF Trust .............. 17 06/18/26 USD 625.00 USD 1,106 (26,728)
Tesla, Inc. .................................. 1 06/18/26 USD 335.00 USD 37 (1,542)
Thermo Fisher Scientific, Inc. ..................... 1 06/18/26 USD 420.00 USD 49 (800)
Trane Technologies plc ......................... 1 06/18/26 USD 370.00 USD 42 (875)
VanEck Semiconductor ETF ..................... 6 06/18/26 USD 320.00 USD 230 (5,112)
Vertex Pharmaceuticals, Inc. ..................... 2 06/18/26 USD 380.00 USD 89 (1,360)
Vertiv Holdings Co. ........................... 1 06/18/26 USD 220.00 USD 25 (1,677)
Vertiv Holdings Co. ........................... 3 06/18/26 USD 200.00 USD 75 (3,142)
Vistra Corp. ................................ 2 06/18/26 USD 130.00 USD 30 (1,435)
Walmart, Inc. ............................... 5 06/18/26 USD 110.00 USD 62 (1,095)
Walt Disney Co. (The) ......................... 3 06/18/26 USD 85.00 USD 29 (576)
Wells Fargo & Co. ............................ 4 06/18/26 USD 65.00 USD 32 (512)
ASML Holding NV ............................ 3 06/19/26 EUR 920.00 EUR 336 (11,486)
NVIDIA Corp. ............................... 55 07/17/26 USD 140.00 USD 959 (21,451)
Alphabet, Inc. ............................... 6 09/18/26 USD 210.00 USD 172 (2,580)
Amazon.com, Inc. ............................ 8 09/18/26 USD 155.00 USD 167 (3,380)
Broadcom, Inc. .............................. 5 09/18/26 USD 210.00 USD 155 (3,550)
Broadcom, Inc. .............................. 5 09/18/26 USD 280.00 USD 155 (12,626)
NVIDIA Corp. ............................... 7 09/18/26 USD 150.00 USD 122 (6,352)
NVIDIA Corp. ............................... 9 09/18/26 USD 125.00 USD 157 (3,375)
Taiwan Semiconductor Manufacturing Co. Ltd. ......... 5 09/18/26 USD 240.00 USD 169 (4,025)
(726,908)
$ (774,838)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency .............. HSBC Bank plc — 04/09/26 BRL 6.29 EUR 22 $ (12)
USD Currency .............. HSBC Bank plc — 04/09/26 KRW 1,480.00 USD 24 (458)
USD Currency .............. Societe Generale SA — 04/23/26 CNH 6.88 USD 48 (161)
USD Currency .............. UBS AG — 04/27/26 BRL 5.70 USD 90 (126)
USD Currency .............. Bank of America NA — 05/04/26 ZAR 16.74 USD 346 (8,820)
USD Currency .............. Barclays Bank plc — 05/04/26 BRL 5.65 USD 346 (952)
USD Currency .............. Morgan Stanley & Co. International plc — 05/04/26 MXN 18.05 USD 346 (4,824)
EUR Currency .............. Bank of America NA — 05/14/26 MXN 20.90 EUR 26 (367)
USD Currency .............. Standard Chartered Bank — 05/14/26 INR 92.80 USD 35 (663)
EUR Currency .............. Deutsche Bank AG — 05/15/26 MXN 20.55 EUR 169 (3,915)
USD Currency .............. BNP Paribas SA — 05/15/26 NOK 10.25 USD 237 (607)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency .............. HSBC Bank plc — 05/15/26 ZAR 17.50 USD 128 $ (1,568)
USD Currency .............. HSBC Bank plc — 05/15/26 CLP 905.00 USD 85 (2,952)
USD Currency .............. Morgan Stanley & Co. International plc — 05/22/26 COP 4,000.00 USD 18 (74)
USD Currency .............. UBS AG — 05/27/26 COP 4,200.00 USD 57 (100)
EUR Currency .............. Morgan Stanley & Co. International plc — 06/08/26 HUF 410.00 EUR 20 (184)
USD Currency .............. Morgan Stanley & Co. International plc — 06/29/26 BRL 5.35 USD 239 (5,665)
AUD Currency .............. Goldman Sachs International — 07/06/26 USD 0.73 AUD 94 (316)
(31,764)
Put
USD Currency .............. Barclays Bank plc — 04/01/26 HUF 333.00 USD 48 (195)
USD Currency .............. HSBC Bank plc — 04/09/26 KRW 1,445.00 USD 24 (8)
USD Currency .............. HSBC Bank plc — 04/13/26 CLP 850.00 USD 18 (1)
USD Currency .............. HSBC Bank plc — 04/16/26 COP 3,700.00 USD 22 (271)
EUR Currency .............. Goldman Sachs International — 04/23/26 BRL 6.15 EUR 26 (811)
EUR Currency .............. BNP Paribas SA — 04/28/26 USD 1.12 EUR 249 (351)
AUD Currency .............. HSBC Bank plc — 05/01/26 USD 0.65 AUD 400 (424)
USD Currency .............. Barclays Bank plc — 05/04/26 IDR 16,400.00 USD 130 (21)
USD Currency .............. Barclays Bank plc — 05/04/26 COP 3,520.00 USD 87 (132)
USD Currency .............. Barclays Bank plc — 05/04/26 BRL 5.15 USD 346 (3,708)
EUR Currency .............. Societe Generale SA — 05/14/26 USD 1.12 EUR 26 (63)
KOSPI 200 Index ............ JPMorgan Chase Bank NA 168 05/14/26 USD 750.00 USD 125 (9,747)
USD Currency .............. Morgan Stanley & Co. International plc — 05/14/26 ZAR 16.30 USD 408 (2,160)
USD Currency .............. UBS AG — 05/14/26 MXN 17.55 USD 407 (2,546)
EUR Currency .............. Deutsche Bank AG — 05/15/26 MXN 20.55 EUR 169 (1,289)
USD Currency .............. HSBC Bank plc — 05/15/26 CLP 905.00 USD 85 (1,065)
USD Currency .............. UBS AG — 05/18/26 HUF 330.00 USD 48 (999)
USD Currency .............. Morgan Stanley & Co. International plc — 05/22/26 COP 3,600.00 USD 18 (142)
USD Currency .............. Standard Chartered Bank — 05/22/26 THB 32.00 USD 22 (227)
USD Currency .............. Morgan Stanley & Co. International plc — 06/29/26 BRL 5.25 USD 27 (660)
USD Currency .............. Morgan Stanley & Co. International plc — 06/29/26 BRL 5.35 USD 212 (7,605)
SK hynix, Inc. .............. Morgan Stanley & Co. International plc — 09/10/26 USD 800,000.00 USD 1 (89,255)
(121,680)
$ (153,444)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5 .00%
iTraxx Europe
Crossover Index
Series 44.V1 Quarterly JPMorgan Chase Bank NA 06/17/26 BB- EUR 300.00 EUR 330 $ (3,068)
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 45.V2 5 .00 % Quarterly
Morgan Stanley & Co.
International plc 04/15/26 B+ USD 98.00 USD 200 (116)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 44.V1 5 .00 Quarterly JPMorgan Chase Bank NA 06/17/26 BB- EUR 300.00 EUR 330 (8,541)
(8,657)
$ (11,725)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
3.25% Annual 1-day SOFR Annual Bank of America NA 04/30/26 3 .25 % USD 1,333 $ (23)
1-Year Interest Rate Swap
(a)
. 2.50% At Termination 1-day SOFR At Termination
Goldman Sachs
International 06/08/26 2 .50 USD 6,616 (551)
2-Year Interest Rate Swap
(a)
. 3.05% Annual 1-day SOFR Annual
Goldman Sachs
International 07/13/26 3 .05 USD 230 (321)
10-Year Interest Rate Swap
(a)
3.20% Annual 1-day SOFR Annual Citibank NA 12/16/26 3 .20 USD 523 (2,761)
(3,656)
Put
10-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 2.94% Annual
JPMorgan Chase
Bank NA 04/23/26 2 .94 EUR 1,292 (21,609)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.50% At Termination
Goldman Sachs
International 06/08/26 3 .50 USD 6,616 (19,440)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual
Morgan Stanley & Co.
International plc 06/15/26 3 .80 USD 170 (397)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Deutsche Bank AG 06/30/26 4 .00 USD 5,491 (8,038)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.70% Annual
Morgan Stanley & Co.
International plc 08/03/26 3 .70 USD 5,199 (20,362)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual Deutsche Bank AG 09/14/26 3 .80 USD 5,127 (19,142)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.85% Annual
Goldman Sachs
International 10/21/26 3 .85 USD 6,179 (23,507)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.60% Annual Citibank NA 12/16/26 4 .60 USD 262 (1,811)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 09/20/27 4 .30 USD 7,038 (27,405)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual
Nomura International
plc 12/08/27 4 .00 USD 2,786 (16,403)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual Deutsche Bank AG 12/16/27 4 .50 USD 4,219 (15,124)
(173,238)
$ (176,894)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5 .00 % Quarterly 12/20/26 USD 90 $ (2,782) $ (1,874) $ (908)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 49 (609) (24) (585)
Markit CDX North American High Yield Index
Series 44.V2 ..................... 5 .00 Quarterly 06/20/30 USD 397 (23,800) (24,496) 696
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1 .00 Quarterly 06/20/30 USD 199 (3,638) (3,802) 164
iTraxx Europe Crossover Index Series 44.V1 . 5 .00 Quarterly 12/20/30 EUR 254 (21,828) (24,540) 2,712
Markit CDX North American High Yield Index
Series 45.V2 ..................... 5 .00 Quarterly 12/20/30 USD 295 (16,028) (19,380) 3,352
iTraxx Europe Crossover Index Series 45.V1 . 5 .00 Quarterly 06/20/31 EUR 308 (22,943) (22,589) (354)
$ (91,628) $ (96,705) $ 5,077

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V4 ........... 5 .00 % Quarterly 12/20/27 BB- USD 149 $ 6,415 $ 3 $ 6,412
Markit CDX North American
High Yield Index Series
41.V2 ........... 5 .00 Quarterly 12/20/28 BB- USD 257 13,539 5,245 8,294
iTraxx Europe Crossover
Index Series 42.V4 .. 5 .00 Quarterly 12/20/29 BB- EUR 833 70,590 59,441 11,149
Ardagh Packaging Finance
plc ............. 5 .00 Quarterly 06/20/30 NR EUR 1 (190) — (190)
iTraxx Europe Crossover
Index Series 43.V3 .. 5 .00 Quarterly 06/20/30 BB- EUR 91 8,462 9,186 (724)
$ 98,816 $ 73,875 $ 24,941
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.93% Annual N/A 04/26/26 USD 8,960 $ 74,522 $ 58 $ 74,464
8.15% Quarterly 3-mo. JIBAR Quarterly N/A 05/07/26 ZAR 2,826 (585) — (585)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 1,923 7,992 — 7,992
1-day TIIEOIS Monthly 7.73% Monthly N/A 05/11/26 MXN 1,322 101 — 101
7.73% Monthly 1-day TIIEOIS Monthly N/A 06/19/26 MXN 2,687 (308) — (308)
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 844 3,396 — 3,396
6.91% Monthly 1-day TIIEOIS Monthly N/A 09/11/26 MXN 4,006 (104) — (104)
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 1,873 (12) — (12)
4.21% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 170 (1,013) — (1,013)
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 477 (4,165) — (4,165)
6.92% Quarterly 3-mo. JIBAR Quarterly N/A 09/23/26 ZAR 385 1 — 1
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 2,972 6,808 — 6,808
1-day TIIEOIS Monthly 9.26% Monthly N/A 11/18/26 MXN 20,983 19,241 — 19,241
13.88% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 806 752 — 752
1-day SOFR Annual 4.07% Annual N/A 01/14/27 USD 2,905 10,107 — 10,107
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 13,529 (173) — (173)
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 1,149 (40) — (40)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 239 (616) — (616)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 398 (1,040) — (1,040)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 15,554 403 — 403
1-day SOFR Annual 4.73% Annual N/A 04/26/27 USD 10,332 167,528 2,006 165,522
1-day SOFR Annual 4.10% Annual N/A 05/30/27 USD 2,318 10,118 — 10,118
1-day SOFR Annual 4.15% Annual N/A 05/30/27 USD 2,318 12,404 — 12,404
6-mo. BUBOR Semi-Annual 5.68% Annual N/A 09/17/27 HUF 13,407 340 — 340
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 09/17/27 HUF 24,000 716 — 716
6.99% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 410 94 — 94
3.97% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 227 (925) — (925)
1-day SOFR Annual 4.20% Annual N/A 10/23/27 USD 767 7,279 — 7,279
1-day SOFR At Termination 3.23% At Termination 12/11/26
(a)
12/11/27 USD 3,286 (12,281) — (12,281)
1-day
BZDIOVER At Termination 13.80% At Termination N/A 01/03/28 BRL 168 30 — 30
1-day SOFR Annual 4.00% Annual N/A 01/26/28 USD 1,832 12,110 — 12,110
3.45% Annual 1-day SOFR Annual N/A 01/26/28 USD 1,832 7,361 — 7,361
3.27% Annual 1-day SOFR Annual N/A 02/05/28 USD 1,845 13,550 — 13,550

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 6,479 $ (90,251) $ — $ (90,251)
3.33% Quarterly 3-mo. KLIBOR Quarterly N/A 03/18/28 MYR 243 100 — 100
1.38% Annual 1-day TONAR Annual N/A 03/30/28 JPY 46,197 (147) — (147)
1.32% Annual 1-day TONAR Annual N/A 03/30/28 JPY 50,546 224 — 224
1.32% Annual 1-day TONAR Annual N/A 03/30/28 JPY 49,751 234 — 234
1.39% Annual 1-day TONAR Annual N/A 03/30/28 JPY 50,047 (197) — (197)
1.34% Annual 1-day TONAR Annual N/A 03/30/28 JPY 50,024 113 — 113
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 490 12,622 — 12,622
1-day SOFR Annual 3.50% Annual N/A 08/20/28 USD 2,094 (11,357) — (11,357)
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 463 (937) — (937)
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 464 (929) — (929)
1-week
CNREPOFIX_
CFXS Quarterly 1.59% Quarterly N/A 12/17/28 CNY 820 209 — 209
1-day
BZDIOVER At Termination 13.01% At Termination N/A 01/02/29 BRL 351 (1,742) — (1,742)
1-day
BZDIOVER At Termination 13.14% At Termination N/A 01/02/29 BRL 173 (755) — (755)
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 1,180 8,737 — 8,737
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 4,813 (421) — (421)
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 5,883 (453) — (453)
1-day SOFR Annual 4.50% Annual N/A 04/26/29 USD 13,424 402,685 9,253 393,432
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 1,358 30,533 — 30,533
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 1,931 21,128 — 21,128
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 985 19,768 — 19,768
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 959 1,374 — 1,374
1-day TIIEOIS Monthly 9.04% Monthly N/A 11/14/29 MXN 6,646 12,766 — 12,766
8.97% Monthly 1-day TIIEOIS Monthly N/A 12/14/29 MXN 623 (1,119) — (1,119)
1-day SONIA Annual 4.00% Annual N/A 01/16/30 GBP 1,099 (9,227) — (9,227)
1-day SOFR Annual 4.00% Annual N/A 01/23/30 USD 1,099 16,630 — 16,630
8.65% Monthly 1-day TIIEOIS Monthly N/A 02/07/30 MXN 687 (829) — (829)
1-day SOFR Annual 3.23% Annual N/A 02/19/30 USD 1,074 (14,741) — (14,741)
1-day SOFR Annual 3.90% Annual N/A 02/24/30 USD 935 10,684 — 10,684
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 1,268 (1,926) — (1,926)
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 5,425 (328) — (328)
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 2,197 (1,746) — (1,746)
7.73% Monthly 1-day TIIEOIS Monthly N/A 05/06/30 MXN 245 160 — 160
6-mo. EURIBOR Semi-Annual 2.20% Annual N/A 06/04/30 EUR 276 (4,631) — (4,631)
1-day TIIEOIS Monthly 7.82% Monthly N/A 06/07/30 MXN 513 (248) — (248)
6-mo. PRIBOR Semi-Annual 3.56% Annual N/A 06/18/30 CZK 323 (192) — (192)
6-mo. PRIBOR Semi-Annual 3.66% Annual N/A 06/18/30 CZK 502 (187) 48 (235)
1-day TIIEOIS Monthly 7.72% Monthly N/A 06/24/30 MXN 360 (250) — (250)
1-day TIIEOIS Monthly 7.69% Monthly N/A 07/30/30 MXN 1,926 (1,533) — (1,533)
1-week
CNREPOFIX_
CFXS Quarterly 1.45% Quarterly N/A 09/17/30 CNY 614 (534) — (534)
6-mo. PRIBOR Semi-Annual 3.41% Annual N/A 09/17/30 CZK 748 (770) — (770)
6-mo. PRIBOR Semi-Annual 3.55% Annual N/A 09/17/30 CZK 1,028 (736) — (736)
6-mo. BUBOR Semi-Annual 5.96% Annual N/A 09/17/30 HUF 1,938 (88) — (88)
7.60% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 785 24 — 24
6-mo. PRIBOR Semi-Annual 3.91% Annual N/A 12/17/30 CZK 2,124 (1,880) — (1,880)
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 91 480 — 480
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 90 475 — 475
4.10% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 91 464 — 464
1-day
BZDIOVER At Termination 13.18% At Termination N/A 01/02/31 BRL 135 (552) — (552)
3.58% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 167 282 — 282
3.62% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 168 271 — 271
1-day TIIEOIS Monthly 8.05% Monthly N/A 03/21/31 MXN 744 (123) — (123)
1-day TIIEOIS Monthly 8.09% Monthly N/A 03/24/31 MXN 669 (46) — (46)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day TIIEOIS Monthly 8.17% Monthly 04/06/26
(a)
03/31/31 MXN 117 $ — $ — $ —
1-day THOR Quarterly 1.62% Quarterly 06/17/26
(a)
06/17/31 THB 2,574 (582) — (582)
1-day MIBOR Semi-Annual 6.51% Semi-Annual 06/17/26
(a)
06/17/31 INR 6,038 (877) — (877)
4.12% Annual 6-mo. WIBOR Semi-Annual 06/17/26
(a)
06/17/31 PLN 143 833 — 833
4.40% Annual 6-mo. WIBOR Semi-Annual 06/17/26
(a)
06/17/31 PLN 142 360 — 360
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 762 126,772 — 126,772
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 576 (12,390) — (12,390)
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 2,161 13,620 — 13,620
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 1,080 6,814 — 6,814
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 1,080 6,892 — 6,892
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 1,978 (739) — (739)
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 1,978 (727) — (727)
1-day SOFR Annual 4.35% Annual N/A 04/26/34 USD 10,109 425,327 15,104 410,223
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 646 (7,252) — (7,252)
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 1,129 (11,897) — (11,897)
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 885 (7,382) — (7,382)
1-day SOFR Annual 3.75% Annual N/A 03/27/35 USD 875 (4,747) — (4,747)
1-day SOFR Annual 3.75% Annual N/A 07/09/35 USD 472 (4,219) — (4,219)
1-day THOR Quarterly 1.38% Quarterly N/A 09/17/35 THB 96 (181) — (181)
1.35% Quarterly 1-day THOR Quarterly N/A 09/17/35 THB 96 187 65 122
1-day TIIEOIS Monthly 8.27% Monthly N/A 12/05/35 MXN 428 (306) — (306)
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 374 13,903 — 13,903
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 118 (1,858) 69 (1,927)
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 397 33,293 — 33,293
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 22,475 (42,505) — (42,505)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 22,475 (42,482) — (42,482)
1-day SOFR Annual 4.07% Annual N/A 04/26/54 USD 396 (5,502) 1,596 (7,098)
3.65% Annual 1-day SOFR Annual N/A 11/02/54 USD 3,526 296,273 963 295,310
1-day SONIA Annual 4.10% Annual N/A 11/07/54 GBP 350 (50,684) 1,571 (52,255)
1-day TONAR Annual 2.58% Annual N/A 10/08/55 JPY 2,350 (1,159) — (1,159)
1-day SONIA Annual 4.45% Annual N/A 12/04/55 GBP 210 (14,872) — (14,872)
1-day TONAR Annual 2.87% Annual N/A 03/30/56 JPY 14,282 (2,785) — (2,785)
1-day TONAR Annual 2.88% Annual N/A 03/30/56 JPY 14,298 (2,495) — (2,495)
1-day TONAR Annual 2.89% Annual N/A 03/30/56 JPY 14,391 (2,392) — (2,392)
1-day TONAR Annual 2.95% Annual N/A 03/30/56 JPY 14,272 (1,322) — (1,322)
1-day TONAR Annual 2.98% Annual N/A 03/30/56 JPY 16,821 (804) — (804)
$ 1,428,794 $ 30,733 $ 1,398,061
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 110 $ 1,321 $ — $ 1,321

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Community Health Systems, Inc. 5 .00 % Quarterly Goldman Sachs International 06/20/26 USD 5 $ (48) $ 51 $ (99)
Xerox Corp. ............. 1 .00 Quarterly Barclays Bank plc 12/20/26 USD 5 741 910 (169)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 10 (136) 48 (184)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 10 36 920 (884)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 10 36 895 (859)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 10 4,339 403 3,936
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 30 (483) 307 (790)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 40 (706) 596 (1,302)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 100 (1,379) (267) (1,112)
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 100 (1,480) 773 (2,253)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 5 (585) (361) (224)
Simon Property Group LP .... 1 .00 Quarterly BNP Paribas SA 06/20/30 USD 10 (204) (45) (159)
Ally Financial, Inc. ......... 5 .00 Quarterly Goldman Sachs International 12/20/30 USD 20 (2,821) (2,887) 66
Ally Financial, Inc. ......... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 10 (1,411) (1,473) 62
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 10 (1,239) (1,382) 143
American Airlines Group, Inc. .. 5 .00 Quarterly Morgan Stanley & Co. International plc 06/20/31 USD 5 157 125 32
American Airlines Group, Inc. .. 5 .00 Quarterly Morgan Stanley & Co. International plc 06/20/31 USD 5 157 125 32
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/31 USD 65 822 983 (161)
$ – $ – $ –
$ (4,204) $ (279) $ (3,925)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5 .00 % Quarterly
JPMorgan Chase Bank
NA 06/20/27 CCC+ EUR 50 $ 1,906 $ 1,014 $ 892
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 CCC+ EUR 19 724 514 210
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 22 1,107 1,056 51
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 13 654 496 158
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 12/20/28 B- EUR 14 847 1,111 (264)
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 23 1,392 1,895 (503)
ZF Europe Finance BV .. 5 .00 Quarterly Deutsche Bank AG 12/20/28 BB- EUR 23 1,724 1,511 213
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 45 337 2,603 (2,266)
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 45 337 3,093 (2,756)
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 71 8,587 6,848 1,739
Eutelsat SA .......... 5 .00 Quarterly BNP Paribas SA 12/20/30 NR EUR 23 3,829 2,808 1,021
Eutelsat SA .......... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR EUR 24 3,930 3,018 912
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 8 767 728 39
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 5 839 864 (25)
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 5 839 864 (25)
Ziggo Bond Co. BV .... 5 .00 Quarterly Deutsche Bank AG 12/20/30 B- EUR 27 (863) 758 (1,621)
$ 26,956 $ 29,181 $ (2,225)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.07% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 7,397 $ 49 $ — $ 49
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc N/A 09/25/26 COP 20,705 118 — 118
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA N/A 01/04/27 BRL 1,081 (25,313) — (25,313)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA N/A 01/04/27 BRL 677 (15,920) — (15,920)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 7 (168) — (168)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA N/A 01/04/27 BRL 1,370 (31,378) — (31,378)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 1,314 (30,080) — (30,080)
1-day IBR Quarterly 9.31% Quarterly
Goldman Sachs
International N/A 12/17/27 COP 94,388 (1,126) — (1,126)
1-day IBR Quarterly 9.37% Quarterly
Goldman Sachs
International N/A 12/17/27 COP 93,697 (1,094) — (1,094)
1-day IBR Quarterly 9.54% Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/27 COP 186,023 (2,036) — (2,036)
4.44% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 12/17/27 CLP 93,595 801 — 801
1-day
BZDIOVER At Termination 12.95% At Termination Bank of America NA N/A 01/02/29 BRL 591 (3,803) — (3,803)
1-day
BZDIOVER At Termination 13.00% At Termination Barclays Bank plc N/A 01/02/29 BRL 1,058 (6,422) — (6,422)
1-day
BZDIOVER At Termination 13.00% At Termination Bank of America NA N/A 01/02/29 BRL 688 (4,174) — (4,174)
1-day
BZDIOVER At Termination 13.12% At Termination Bank of America NA N/A 01/02/29 BRL 2,763 (14,650) — (14,650)
1-day
BZDIOVER At Termination 13.33% At Termination Barclays Bank plc N/A 01/02/29 BRL 55 (235) — (235)
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc N/A 01/02/29 BRL 266 (1,038) — (1,038)
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc N/A 01/02/29 BRL 153 231 — 231
9.36% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 12/17/29 COP 52,354 1,029 — 1,029
9.42% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 12/17/29 COP 52,201 1,000 — 1,000
9.54% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/29 COP 102,370 1,861 — 1,861
5.42% Semi-Annual 1-day CLICP Semi-Annual BNP Paribas SA 06/17/26
(a)
06/17/36 CLP 9,710 (92) — (92)
$ (132,440) $ — $ (132,440)
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Microsoft Corp. ..... Quarterly
1-day SOFR plus
0.25% Quarterly
JPMorgan Chase Bank
NA 06/18/26 USD — $ 2,611 $ — $ 2,611

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Rheinmetall AG ..... At Termination 1-day ESTR
At
Termination Citibank NA 06/19/26 EUR — $ 5,845 $ — $ 5,845
1-day SOFR ....... At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 06/22/26 USD 6 1,579 — 1,579
1-day SOFR minus
0.70% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 06/22/26 USD 3 1,981 — 1,981
1-day SOFR minus
0.80% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 06/22/26 USD 2 1,346 — 1,346
1-day SOFR minus
0.80% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 06/22/26 USD 5 3,010 — 3,010
1-day SOFR minus
1.00% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Morgan Stanley & Co.
International plc 06/22/26 USD 2 1,305 — 1,305
1-day SOFR plus 0.21% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 06/22/26 USD 1 155 — 155
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
1-day SOFR minus
1.35%
At
Termination Citibank NA 06/22/26 USD 3 (1,966) — (1,966)
0.00% ........... Quarterly
DB Variable
Notional Long-
Short Cross-
Currency Carry
Index v8 Quarterly Deutsche Bank AG 12/11/26 USD 19 113 — 113
0.00% ........... Quarterly
BNP Paribas
AIR Intraday US
Ultimate 1 bd ER
Index Quarterly BNP Paribas SA 12/18/26 USD 4 2 — 2
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/18/26 USD 11 123 — 123
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/18/26 USD 8 62 — 62
0.00% ........... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/18/26 USD 6 (78) — (78)
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/18/26 USD 10 4 — 4
$ 16,092 $ — $ 16,092

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Alibaba Group Holding Ltd. ..... JPMorgan Chase Bank NA USD 8,086 02/10/27 0.30% HONIA Monthly $ (249)
AMC Networks, Inc. .......... Barclays Bank plc 4,726 08/23/26 0.20% 1D OBFR01 Monthly (95)
AMC Networks, Inc. .......... JPMorgan Chase Bank NA 27,104 02/09/27 0.20% 1D OBFR01 Monthly (4,242)
Amcor plc ................. Citibank NA 39 02/24/28 0.20% 1D OBFR01 Monthly 1
Baidu, Inc. ................ JPMorgan Chase Bank NA 8,090 02/10/27 0.30% HONIA Monthly (402)
Bilibili, Inc. ................ JPMorgan Chase Bank NA 4,464 02/10/27 0.15% HONIA Monthly (407)
Cirsa Enterprises SA ......... JPMorgan Chase Bank NA 12,134 02/10/27 0.26% 1D ESTR Monthly (233)
CRH plc .................. JPMorgan Chase Bank NA 8,156 02/09/27 0.20% 1D OBFR01 Monthly 254
CSG NV .................. JPMorgan Chase Bank NA 144,773 02/10/27 0.26% 1D ESTR Monthly (40,936)
Derayah Financial Co. ........ JPMorgan Chase Bank NA 4,553 02/11/27 0.75% 1D OBFR01 Monthly (160)
Eagle Bancorp, Inc. .......... JPMorgan Chase Bank NA 6,545 02/09/27 0.20% 1D OBFR01 Monthly (29)
Emirates Integrated
Telecommunications Co. PJSC JPMorgan Chase Bank NA 21,506 02/11/27 0.75% 1D OBFR01 Monthly 95
Ferrovial SE ............... JPMorgan Chase Bank NA 7,776 02/10/27 0.26% 1D ESTR Monthly 31
Flagstar Bank NA ............ JPMorgan Chase Bank NA 18,093 02/09/27 0.20% 1D OBFR01 Monthly 924
Galderma Group AG .......... JPMorgan Chase Bank NA 8,095 02/10/27 0.26% SSARON Monthly 749
Iberdrola SA ............... JPMorgan Chase Bank NA 38,192 02/11/27 0.26% 1D OBFR01 Monthly 1,255
JD.com, Inc. ............... JPMorgan Chase Bank NA 6,721 02/10/27 0.30% HONIA Monthly 649
Kuaishou Technology ......... JPMorgan Chase Bank NA 4,409 02/10/27 0.79% HONIA Monthly (875)
Meituan .................. Citibank NA 29,335 02/24/27 0.30% 1D OBFR01 Monthly 3,402
NetEase, Inc. .............. JPMorgan Chase Bank NA 4,691 02/10/27 0.30% HONIA Monthly (222)
Ningbo Joyson Electronic Corp. .. JPMorgan Chase Bank NA 3,982 02/10/27 0.30% HONIA Monthly (151)
Rasan Information Technology Co. JPMorgan Chase Bank NA 6,678 02/11/27 0.75% 1D OBFR01 Monthly 326
RELX plc ................. JPMorgan Chase Bank NA 2,735 02/10/27 0.25% 1D SONIA Monthly (180)
Shenzhen Han's CNC Technology
Co. Ltd. ................ JPMorgan Chase Bank NA 3,741 02/10/27 0.30% 1D OBFR01 Monthly 83
SMG Swiss Marketplace Group AG JPMorgan Chase Bank NA 1,050 02/11/27 0.26% 1D OBFR01 Monthly (142)
Sunny Optical Technology Group Co.
Ltd. ................... JPMorgan Chase Bank NA 4,149 02/10/27 0.25% HONIA Monthly 34
Tencent Holdings Ltd. ......... JPMorgan Chase Bank NA 6,580 02/10/27 1.00% HONIA Monthly (273)
Xiaomi Corp. ............... JPMorgan Chase Bank NA 6,783 02/10/27 0.30% HONIA Monthly (174)
XPeng, Inc. ................ JPMorgan Chase Bank NA 4,485 02/10/27 0.15% HONIA Monthly (211)
Total long positions of equity swaps (41,178)
Short contracts
(b)
Adecco Group AG (Registered) .. Citibank NA (26,140) 02/24/27 (0.26)% 1D OBFR01 Monthly (1,015)
Aeroports de Paris SA ........ JPMorgan Chase Bank NA (3,051) 02/10/27 (0.26)% 1D ESTR Monthly (3)
Airtel Africa plc ............. Citibank NA (33,730) 02/24/27 (0.25)% 1D OBFR01 Monthly 965
Alamos Gold, Inc. ........... Citibank NA (28,698) 02/24/28 (0.20)% 1D OBFR01 Monthly (3,023)
Alexandria Real Estate Equities, Inc. Citibank NA (125,575) 02/24/28 (0.15)% 1D OBFR01 Monthly 4,512
Alimentation Couche-Tard, Inc. ... Citibank NA (40,061) 02/24/28 (0.20)% 1D OBFR01 Monthly 610
Alstom SA ................ Citibank NA (33,976) 02/24/27 (0.26)% 1D OBFR01 Monthly (1,028)
Ares Management Corp. ....... Citibank NA (83,925) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,609)
Banca Monte dei Paschi di Siena
SpA ................... Citibank NA (63,185) 02/24/27 (0.14)% 1D OBFR01 Monthly (2,248)
Barratt Redrow plc ........... Citibank NA (39,271) 02/24/27 (0.25)% 1D OBFR01 Monthly 1,068
Barry Callebaut AG (Registered) .. JPMorgan Chase Bank NA (63,596) 02/11/27 (0.26)% 1D OBFR01 Monthly 2,045
Baxter International, Inc. ....... Citibank NA (90,291) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,034)
BeOne Medicines Ltd. ........ Citibank NA (66,332) 02/24/27 (0.15)% 1D OBFR01 Monthly (5,452)
Brandywine Realty Trust ....... JPMorgan Chase Bank NA (126) 02/09/27 (0.15)% 1D OBFR01 Monthly 15
Brenntag SE ............... JPMorgan Chase Bank NA (12,267) 02/11/27 (0.26)% 1D OBFR01 Monthly (739)
Brenntag SE ............... Citibank NA (14,261) 02/24/27 (0.26)% 1D OBFR01 Monthly (1,522)
Bunge Global SA ............ Citibank NA (62,101) 02/24/28 (0.15)% 1D OBFR01 Monthly (3,280)
BXP, Inc. ................. Citibank NA (28,907) 02/24/28 (0.15)% 1D OBFR01 Monthly 621
Campbell's Company (The) ..... Citibank NA (116,997) 02/24/28 (0.94)% 1D OBFR01 Monthly (6,780)
Carnival Corp. .............. Citibank NA (56,858) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,113)
Cellnex Telecom SA .......... Citibank NA (15,813) 02/24/27 (0.14)% 1D OBFR01 Monthly (1,486)
Chailease Holding Co. Ltd. ..... JPMorgan Chase Bank NA (3,139) 02/23/27 (0.75)% 1D OBFR01 Monthly (326)
Chailease Holding Co. Ltd. ..... Citibank NA (18,717) 02/24/27 (0.62)% 1D OBFR01 Monthly (1,265)
Charles River Laboratories
International, Inc. .......... Citibank NA (35,708) 02/24/28 (0.15)% 1D OBFR01 Monthly (3,277)
China Merchants Bank Co. Ltd. .. Citibank NA (33,160) 02/24/27 (0.30)% 1D OBFR01 Monthly (1,788)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
China Railway Group Ltd. ...... Citibank NA USD (17,883) 02/24/27 (0.20)% 1D OBFR01 Monthly $ (293)
China Resources Power Holdings
Co. Ltd. ................ Citibank NA (35,553) 02/24/27 (0.30)% 1D OBFR01 Monthly 672
Cloudflare, Inc. ............. Citibank NA (35,280) 02/24/28 (0.15)% 1D OBFR01 Monthly 2,266
Community Financial System, Inc. JPMorgan Chase Bank NA (6,471) 02/09/27 (0.15)% 1D OBFR01 Monthly (39)
Constellation Brands, Inc. ...... Citibank NA (71,775) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,125
Continental AG ............. Citibank NA (44,918) 02/24/27 (0.26)% 1D OBFR01 Monthly (387)
CoreWeave, Inc. ............ JPMorgan Chase Bank NA (17,736) 02/09/27 (0.15)% 1D OBFR01 Monthly 383
Corning, Inc. ............... Citibank NA (11,565) 02/24/28 (0.15)% 1D OBFR01 Monthly (400)
Corpay, Inc. ............... Citibank NA (98,261) 02/24/28 (0.15)% 1D OBFR01 Monthly 779
Cosan SA ................. JPMorgan Chase Bank NA (17,376) 02/10/27 (0.40)% 1D OBFR01 Monthly 1,027
Cosan SA ................. Citibank NA (43,364) 02/24/28 (0.30)% 1D OBFR01 Monthly (704)
CoStar Group, Inc. ........... Citibank NA (76,644) 02/24/28 (0.15)% 1D OBFR01 Monthly 4,072
Croda International plc ........ Citibank NA (21,769) 02/24/27 (0.25)% 1D OBFR01 Monthly (875)
Crown Castle, Inc. ........... Citibank NA (49,693) 02/24/28 (0.15)% 1D OBFR01 Monthly 13
CSG NV .................. Citibank NA (45,183) 02/04/27 (0.26)% 1D ESTR Monthly 7,441
CVB Financial Corp. .......... JPMorgan Chase Bank NA (5,541) 02/09/27 (0.15)% 1D OBFR01 Monthly (43)
Danaher Corp. ............. Citibank NA (60,610) 02/24/28 (0.15)% 1D OBFR01 Monthly 128
Davide Campari-Milano NV ..... Citibank NA (16,575) 02/24/27 (0.17)% 1D OBFR01 Monthly (715)
Delivery Hero SE ............ Citibank NA (28,828) 02/24/27 (0.26)% 1D OBFR01 Monthly 752
Descartes Systems Group, Inc.
(The) .................. Citibank NA (28,835) 02/24/28 (0.20)% 1D OBFR01 Monthly 686
Dexcom, Inc. ............... Barclays Bank plc (75,831) 08/23/26 (0.15)% 1D OBFR01 Monthly 3,611
Dexcom, Inc. ............... Citibank NA (32,043) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,334
DMG Mori Co. Ltd. ........... Citibank NA (22,968) 02/24/27 (0.16)% 1D OBFR01 Monthly (853)
E Ink Holdings, Inc. .......... Citibank NA (4,458) 02/24/27 (1.75)% 1D OBFR01 Monthly 96
Entain plc ................. Citibank NA (32,842) 02/24/27 (0.25)% 1D OBFR01 Monthly 1,538
Equifax, Inc. ............... Citibank NA (24,073) 02/24/28 (0.15)% 1D OBFR01 Monthly (56)
Expand Energy Corp. ......... Citibank NA (92,140) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,832)
Expedia Group, Inc. .......... Barclays Bank plc (53,720) 08/23/26 (0.15)% 1D OBFR01 Monthly 1,308
F5, Inc. .................. Citibank NA (92,294) 02/24/28 (0.15)% 1D OBFR01 Monthly (2)
Food & Life Cos. Ltd. ......... Citibank NA (70,888) 02/24/27 (0.14)% 1D OBFR01 Monthly (701)
Fujikura Ltd. ............... Citibank NA (15,328) 02/24/27 (0.15)% 1D OBFR01 Monthly (1,173)
Gartner, Inc. ............... Citibank NA (40,648) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,063
Generac Holdings, Inc. ........ Citibank NA (60,353) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,949
General Mills, Inc. ........... Citibank NA (30,033) 02/24/28 (0.15)% 1D OBFR01 Monthly (376)
Gildan Activewear, Inc. ........ Citibank NA (75,298) 02/24/28 (0.20)% 1D OBFR01 Monthly 1,620
Grifols SA ................. Citibank NA (27,723) 02/24/27 (0.26)% 1D OBFR01 Monthly (692)
H & M Hennes & Mauritz AB .... JPMorgan Chase Bank NA (39,141) 02/11/27 (0.60)% 1D OBFR01 Monthly 526
H & M Hennes & Mauritz AB .... Citibank NA (15,436) 02/24/27 (0.75)% 1D OBFR01 Monthly (242)
HCA Healthcare, Inc. ......... Citibank NA (84,573) 02/24/28 (0.15)% 1D OBFR01 Monthly 3,649
Hewlett Packard Enterprise Co. .. Citibank NA (15,234) 02/24/28 (0.15)% 1D OBFR01 Monthly (481)
Honda Motor Co. Ltd. ......... Citibank NA (82,377) 02/24/27 (0.10)% 1D OBFR01 Monthly (177)
Horizon Robotics ............ JPMorgan Chase Bank NA (1,682) 02/10/27 (1.50)% 1D OBFR01 Monthly 123
Horizon Robotics ............ Citibank NA (15,344) 02/24/27 (1.25)% 1D OBFR01 Monthly 794
Hoya Corp. ................ Citibank NA (52,721) 02/24/27 (0.15)% 1D OBFR01 Monthly 713
Humana, Inc. .............. Citibank NA (30,115) 02/24/28 (0.15)% 1D OBFR01 Monthly (575)
HUTCHMED China Ltd. ....... JPMorgan Chase Bank NA (2,828) 02/10/27 (0.30)% 1D OBFR01 Monthly (84)
HUTCHMED China Ltd. ....... Citibank NA (6,930) 02/24/27 (0.90)% 1D OBFR01 Monthly (350)
Iluka Resources Ltd. .......... JPMorgan Chase Bank NA (28,359) 02/10/27 (0.25)% 1D OBFR01 Monthly (3,308)
IMCD NV ................. Citibank NA (33,436) 02/24/27 (0.28)% 1D OBFR01 Monthly (7,376)
Infrastrutture Wireless Italiane SpA JPMorgan Chase Bank NA (2,001) 02/11/27 (0.85)% 1D OBFR01 Monthly 357
Infrastrutture Wireless Italiane SpA Citibank NA (15,974) 02/24/27 (0.26)% 1D OBFR01 Monthly (1,575)
InPost SA ................. Citibank NA (30,605) 02/24/27 (0.26)% 1D OBFR01 Monthly (678)
International Flavors & Fragrances,
Inc. ................... Citibank NA (50,578) 02/24/28 (0.15)% 1D OBFR01 Monthly (2,964)
International Paper Co. ........ JPMorgan Chase Bank NA (30,925) 02/11/27 (0.50)% 1D OBFR01 Monthly 1,277
International Paper Co. ........ Citibank NA (175,454) 02/24/28 (0.15)% 1D OBFR01 Monthly (583)
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Citibank NA (136,478) 02/24/28 (3.39)% 1D OBFR01 Monthly (206)
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... JPMorgan Chase Bank NA (184,626) 02/09/27 (3.27)% 1D OBFR01 Monthly 3,049
Jack Henry & Associates, Inc. ... Citibank NA (17,636) 02/24/28 (0.15)% 1D OBFR01 Monthly 568

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Japan Steel Works Ltd. (The) .... Citibank NA USD (5,306) 02/24/27 (0.15)% 1D OBFR01 Monthly $ (202)
JD Sports Fashion plc ......... JPMorgan Chase Bank NA (3,199) 02/11/27 (0.25)% 1D OBFR01 Monthly 118
JD Sports Fashion plc ......... Citibank NA (29,546) 02/24/27 (0.25)% 1D OBFR01 Monthly (646)
Johnson Controls International plc Citibank NA (201,584) 02/24/28 (0.15)% 1D OBFR01 Monthly 4,111
Kadokawa Corp. ............ Citibank NA (21,282) 02/24/27 (0.12)% 1D OBFR01 Monthly (2,901)
Kering SA ................. Citibank NA (69,599) 02/24/27 0.00% 1D OBFR01 Monthly (4,799)
Kimberly-Clark Corp. ......... Citibank NA (16,111) 02/24/28 (0.15)% 1D OBFR01 Monthly 483
Kobayashi Pharmaceutical Co. Ltd. Citibank NA (7,028) 02/24/27 (0.10)% 1D OBFR01 Monthly (439)
LANXESS AG .............. JPMorgan Chase Bank NA (15,837) 02/10/27 0.00% 1D ESTR Monthly (9,301)
Leidos Holdings, Inc. ......... Citibank NA (43,886) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,896
Lennar Corp. ............... Citibank NA (21,668) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,261
LG Energy Solution Ltd. ....... Citibank NA (16,895) 02/24/27 (3.00)% 1D OBFR01 Monthly (2,802)
Li Auto, Inc. ............... Citibank NA (85,127) 02/24/27 (0.29)% 1D OBFR01 Monthly (4,905)
Lululemon Athletica, Inc. ....... Citibank NA (147,352) 02/24/28 (0.15)% 1D OBFR01 Monthly 9,256
Lynas Rare Earths Ltd. ........ JPMorgan Chase Bank NA (37,223) 02/10/27 (0.25)% 1D OBFR01 Monthly (4,772)
M3, Inc. .................. Citibank NA (42,215) 02/24/27 (0.10)% 1D OBFR01 Monthly (1,922)
MatsukiyoCocokara & Co. ...... Citibank NA (31,379) 02/24/27 (0.21)% 1D OBFR01 Monthly (2,045)
Mercari, Inc. ............... JPMorgan Chase Bank NA (242) 02/10/27 (0.25)% 1D OBFR01 Monthly (17)
Mercari, Inc. ............... Citibank NA (62,958) 02/24/27 (0.12)% 1D OBFR01 Monthly (6,570)
Mineral Resources Ltd. ........ JPMorgan Chase Bank NA (30,017) 02/10/27 (0.25)% 1D OBFR01 Monthly (291)
Mitsui OSK Lines Ltd. ......... Citibank NA (55,977) 02/24/27 (0.11)% 1D OBFR01 Monthly (2,208)
MMG Ltd. ................. Citibank NA (36,379) 02/24/27 (0.30)% 1D OBFR01 Monthly (1,519)
Molina Healthcare, Inc. ........ Citibank NA (2,299) 02/24/28 (0.15)% 1D OBFR01 Monthly 33
Natura Cosmeticos SA ........ JPMorgan Chase Bank NA (337) 02/10/27 (0.85)% 1D OBFR01 Monthly (67)
Natura Cosmeticos SA ........ Citibank NA (4,865) 02/24/28 (0.41)% 1D OBFR01 Monthly (309)
Nebius Group NV ........... JPMorgan Chase Bank NA (10,312) 02/09/27 (0.77)% 1D OBFR01 Monthly 974
Nebius Group NV ........... Citibank NA (6,849) 02/24/28 (0.94)% 1D OBFR01 Monthly 623
Neste OYJ ................ Citibank NA (15,276) 02/24/27 (0.26)% 1D OBFR01 Monthly (323)
NIKE, Inc. ................. Citibank NA (118,816) 02/24/28 (0.15)% 1D OBFR01 Monthly (135)
Nintendo Co. Ltd. ............ Citibank NA (41,365) 02/24/27 (0.14)% 1D OBFR01 Monthly 1,405
Nippon Steel Corp. ........... JPMorgan Chase Bank NA (20,086) 02/10/27 (0.25)% 1D P TONA Monthly 173
Nippon Steel Corp. ........... Barclays Bank plc (18,046) 03/01/27 (0.20)% 1D P TONA Monthly (23)
Nissan Motor Co. Ltd. ......... JPMorgan Chase Bank NA (12,228) 02/10/27 (0.15)% 1D OBFR01 Monthly 958
Northern Star Resources Ltd. .... JPMorgan Chase Bank NA (80,032) 02/10/27 (0.25)% 1D OBFR01 Monthly 14,413
Norwegian Cruise Line Holdings Ltd. Citibank NA (21,891) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,527
Ono Pharmaceutical Co. Ltd. .... Citibank NA (17,532) 02/24/27 (0.10)% 1D OBFR01 Monthly (1,728)
ORLEN SA ................ Citibank NA (23,772) 02/24/27 (0.50)% 1D OBFR01 Monthly (1,085)
Pagaya Technologies Ltd. ...... Barclays Bank plc (16,766) 08/23/26 (0.38)% 1D OBFR01 Monthly 72
Pagaya Technologies Ltd. ...... JPMorgan Chase Bank NA (8,210) 02/09/27 (0.15)% 1D OBFR01 Monthly (50)
Panasonic Holdings Corp. ...... Citibank NA (73,940) 02/24/27 (0.15)% 1D OBFR01 Monthly (4,885)
Pandora A/S ............... Citibank NA (33,666) 02/24/27 (0.26)% 1D OBFR01 Monthly 1,431
PayPal Holdings, Inc. ......... Citibank NA (149,116) 02/24/28 0.00% 1D OBFR01 Monthly 852
POSCO Future M Co. Ltd. ...... JPMorgan Chase Bank NA (16,926) 02/10/27 (8.75)% 1D OBFR01 Monthly (342)
POSCO Future M Co. Ltd. ...... Citibank NA (11,426) 02/24/27 (4.50)% 1D OBFR01 Monthly (1,421)
Postal Savings Bank of China Co.
Ltd. ................... Citibank NA (33,385) 02/24/27 (0.30)% 1D OBFR01 Monthly (538)
Power Corp. of Canada ....... JPMorgan Chase Bank NA (8,845) 02/09/27 (0.25)% 1D OBFR01 Monthly (13)
PRIO SA ................. Citibank NA (27,054) 02/24/28 (6.00)% 1D OBFR01 Monthly (478)
PulteGroup, Inc. ............ Citibank NA (4,864) 02/24/28 (0.15)% 1D OBFR01 Monthly 42
Quanta Services, Inc. ......... Citibank NA (46,531) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,511
Randstad NV .............. JPMorgan Chase Bank NA (3,015) 02/11/27 0.00% 1D OBFR01 Monthly (39)
Renesas Electronics Corp. ..... Citibank NA (71,476) 02/24/27 (0.14)% 1D OBFR01 Monthly (10)
Restaurant Brands International, Inc. Citibank NA (64,384) 02/24/28 (0.20)% 1D OBFR01 Monthly 893
Sapporo Holdings Ltd. ........ JPMorgan Chase Bank NA (16,950) 02/10/27 (0.25)% 1D OBFR01 Monthly (304)
Sartorius Stedim Biotech ....... JPMorgan Chase Bank NA (22,223) 02/11/27 (0.26)% 1D OBFR01 Monthly (759)
Sasol Ltd. ................. JPMorgan Chase Bank NA (54,282) 02/11/27 (0.40)% 1D OBFR01 Monthly (20,572)
SATS Ltd. ................. JPMorgan Chase Bank NA (5,478) 02/10/27 (0.30)% 1D OBFR01 Monthly (34)
Schroders plc .............. Citibank NA (48,077) 02/24/27 (0.25)% 1D OBFR01 Monthly (238)
Sea Ltd. .................. Citibank NA (26,730) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,011)
Seagate Technology Holdings plc . Citibank NA (21,817) 02/24/28 (0.15)% 1D OBFR01 Monthly 662
Seatrium Ltd. .............. JPMorgan Chase Bank NA (15,122) 02/10/27 (0.75)% 1D OBFR01 Monthly (634)
Seatrium Ltd. .............. Citibank NA (17,636) 02/24/27 (1.17)% 1D OBFR01 Monthly (530)
Sembcorp Industries Ltd. ...... JPMorgan Chase Bank NA (9,785) 02/10/27 (0.30)% 1D OBFR01 Monthly (1,640)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Sembcorp Industries Ltd. ...... Citibank NA USD (13,764) 02/24/27 (0.30)% 1D OBFR01 Monthly $ (777)
SGH Ltd. ................. JPMorgan Chase Bank NA (22,369) 02/10/27 (0.25)% 1D OBFR01 Monthly 519
Shandong Gold Mining Co. Ltd. .. Citibank NA (35,759) 02/24/27 (0.76)% 1D OBFR01 Monthly (3,255)
Sharp Corp. ............... JPMorgan Chase Bank NA (10,365) 02/10/27 (0.64)% 1D OBFR01 Monthly 342
Sharp Corp. ............... Citibank NA (1,771) 02/24/27 (1.24)% 1D OBFR01 Monthly (85)
Shiseido Co. Ltd. ............ Citibank NA (38,681) 02/24/27 (0.10)% 1D OBFR01 Monthly (4,223)
SIG Group AG .............. Citibank NA (42,271) 02/24/27 (0.26)% 1D OBFR01 Monthly (2,460)
Sigma Foods SAB de CV ...... JPMorgan Chase Bank NA (3,260) 02/10/27 (0.50)% 1D OBFR01 Monthly (19)
Sigma Foods SAB de CV ...... Citibank NA (4,777) 02/24/28 (0.86)% 1D OBFR01 Monthly (250)
Sigma Healthcare Ltd. ........ JPMorgan Chase Bank NA (63,483) 02/10/27 (0.25)% 1D OBFR01 Monthly 1,685
Simon Property Group, Inc. ..... Citibank NA (57,532) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,598)
Smurfit Westrock plc ......... Citibank NA (84,134) 02/24/28 (0.15)% 1D OBFR01 Monthly (2,500)
STMicroelectronics NV ........ Citibank NA (18,439) 02/24/27 (0.26)% 1D OBFR01 Monthly (787)
Super Micro Computer, Inc. ..... Citibank NA (29,673) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,636)
Teledyne Technologies, Inc. ..... Citibank NA (28,695) 02/24/28 (0.15)% 1D OBFR01 Monthly 865
Teleperformance SE .......... Citibank NA (10,554) 02/24/27 (0.26)% 1D OBFR01 Monthly (258)
Temenos AG (Registered) ...... Citibank NA (20,472) 02/24/27 (0.26)% 1D OBFR01 Monthly 839
Teradyne, Inc. .............. Citibank NA (28,376) 02/24/28 (0.15)% 1D OBFR01 Monthly 805
TIS, Inc. .................. Citibank NA (21,182) 02/24/27 (0.10)% 1D OBFR01 Monthly (199)
TKO Group Holdings, Inc. ...... Citibank NA (24,285) 02/24/28 (0.15)% 1D OBFR01 Monthly (921)
TOPPAN Holdings, Inc. ........ Citibank NA (39,742) 02/24/27 (0.12)% 1D OBFR01 Monthly 2,817
Tourmaline Oil Corp. .......... Citibank NA (129,718) 02/24/28 (0.20)% 1D OBFR01 Monthly 4,560
Trade Desk, Inc. (The) ........ Citibank NA (127,999) 02/24/28 (0.15)% 1D OBFR01 Monthly 6,676
UDR, Inc. ................. Citibank NA (93,163) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,214
UNITE Group plc (The) ........ Citibank NA (4,732) 02/24/27 (0.25)% 1D OBFR01 Monthly 24
Vanguard Intermediate-Term
Corporate Bond ETF ....... JPMorgan Chase Bank NA (111,472) 02/09/27 (0.47)% 1D OBFR01 Monthly 1,580
W R Berkley Corp. ........... Citibank NA (38,216) 02/24/28 (0.15)% 1D OBFR01 Monthly (425)
Whitbread plc .............. Citibank NA (21,162) 02/24/27 (0.25)% 1D OBFR01 Monthly 286
Willis Towers Watson plc ....... Citibank NA (93,311) 02/24/28 (0.15)% 1D OBFR01 Monthly 868
Wise plc .................. Citibank NA (15,755) 02/24/27 (0.25)% 1D OBFR01 Monthly (297)
Workday, Inc. .............. Citibank NA (38,427) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,919
Xinyi Glass Holdings Ltd. ...... JPMorgan Chase Bank NA (2,759) 02/10/27 (0.76)% 1D OBFR01 Monthly 194
Xinyi Glass Holdings Ltd. ...... Citibank NA (18,512) 02/24/27 (2.00)% 1D OBFR01 Monthly 437
Yakult Honsha Co. Ltd. ........ Citibank NA (35,629) 02/24/27 (0.25)% 1D OBFR01 Monthly (1,184)
Zensho Holdings Co. Ltd. ...... Citibank NA (11,537) 02/24/27 (0.10)% 1D OBFR01 Monthly (140)
Zijin Mining Group Co. Ltd. ..... Citibank NA (24,924) 02/24/27 (0.30)% 1D OBFR01 Monthly (2,067)
ZTO Express Cayman, Inc. ..... JPMorgan Chase Bank NA (66,423) 02/10/27 (0.30)% HONIA Monthly (4,954)
      Total short positions of equity swaps (54,191)
Total long and short position of equity swaps (95,369)
Net dividends and financing fees (18,936)
Total equity swap contracts including dividends and financing fees $ (114,305)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .01
1-day ESTR ......................................... Euro Short-Term Rate 1 .93
1-day IBR ........................................... Colombian Reference Banking Indicator 9 .64
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6 .98
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .65
1-day SONIA ......................................... Sterling Overnight Index Average 3 .73
1-day THOR ......................................... Thailand Overnight Repo Rate ON 0 .99

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Reference Index Reference Rate
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 6 .94%
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .73
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .49
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .75
3-mo. KLIBOR ........................................ Kuala Lumpur Interbank Offered Rate 3 .37
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .75
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6 .62
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .48
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .62
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .79
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 349,583 $ — $ 349,583
Ireland .............................................. — 2,984,587 — 2,984,587
United Kingdom ........................................ — 29,455 — 29,455
United States .......................................... — 2,957,829 251,898 3,209,727
Common Stocks
Argentina ............................................ 21,354 — — 21,354
Australia ............................................. — 703,279 2 703,281
Austria .............................................. — 4,668 — 4,668
Belgium ............................................. — 173,049 — 173,049
Brazil ............................................... 348,894 — — 348,894
Canada ............................................. 2,445,472 — — 2,445,472
Cayman Islands ........................................ — — 8,599 8,599
China ............................................... 227,261 1,462,054 — 1,689,315
Czech Republic ........................................ — 16,026 — 16,026
Denmark ............................................. 23,559 490,467 — 514,026
Egypt ............................................... — 49,354 — 49,354
Finland .............................................. 32,887 7,474 — 40,361
France .............................................. — 3,003,457 — 3,003,457
Georgia ............................................. — 30,301 — 30,301
Germany ............................................ — 1,112,770 — 1,112,770
Greece .............................................. 24,266 22,863 — 47,129

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

Level 1 Level 2 Level 3 Total
Hong Kong ........................................... $ — $ 102,199 $ — $ 102,199
Hungary ............................................. — 34,099 — 34,099
India ............................................... 74,672 482,117 — 556,789
Indonesia ............................................ 3,935 81,676 — 85,611
Ireland .............................................. 138,803 — — 138,803
Israel ............................................... 60,361 — 160 60,521
Italy ................................................ — 1,760,996 — 1,760,996
Japan ............................................... 48,960 2,468,506 — 2,517,466
Kazakhstan ........................................... 57,593 15,872 — 73,465
Macau .............................................. — 20,988 — 20,988
Mexico .............................................. 315,509 115,026 — 430,535
Netherlands ........................................... — 1,914,491 — 1,914,491
Norway .............................................. 22,342 23,177 — 45,519
Philippines ........................................... 13,243 9,378 — 22,621
Poland .............................................. — 126,842 — 126,842
Puerto Rico ........................................... 24,553 — — 24,553
Republic of Turkiye ...................................... 22,314 114,762 — 137,076
Romania ............................................. — 13,472 — 13,472
Saudi Arabia .......................................... 15,250 111,582 — 126,832
Singapore ............................................ — 12,225 — 12,225
South Africa ........................................... 90,579 124,637 — 215,216
South Korea .......................................... — 1,388,992 — 1,388,992
Spain ............................................... 17,303 401,645 — 418,948
Sweden ............................................. — 187,567 — 187,567
Switzerland ........................................... 38,042 631,411 — 669,453
Taiwan .............................................. — 2,679,033 — 2,679,033
Thailand ............................................. — 55,990 — 55,990
United Arab Emirates .................................... — — — —
United Kingdom ........................................ 87,545 4,444,113 75,927 4,607,585
United States .......................................... 63,880,542 719,639 2,499,826 67,100,007
Zambia .............................................. 23,861 — — 23,861
Corporate Bonds
Angola .............................................. — 201,908 — 201,908
Australia ............................................. — 14,389 137,730 152,119
Austria .............................................. — 111,250 — 111,250
Canada ............................................. — 586,474 — 586,474
China ............................................... — 253,893 — 253,893
France .............................................. — 444,473 — 444,473
Germany ............................................ — 1,353,665 — 1,353,665
India ............................................... — — — —
Ireland .............................................. — 117,247 — 117,247
Italy ................................................ — 867,002 — 867,002
Japan ............................................... — 469,395 — 469,395
Jersey, Channel Islands ................................... — 101,573 — 101,573
Luxembourg .......................................... — 687,774 — 687,774
Mauritius ............................................. — — 461,052 461,052
Netherlands ........................................... — 278,176 — 278,176
Sweden ............................................. — 202,106 — 202,106
Switzerland ........................................... — 43,932 — 43,932
United Kingdom ........................................ — 1,373,825 45,585 1,419,410
United States .......................................... — 5,742,380 1,243,128 6,985,508
Floating Rate Loan Interests
France .............................................. — 129,759 — 129,759
Germany ............................................ — 61,711 — 61,711
Jersey, Channel Islands ................................... — — 105,137 105,137
Netherlands ........................................... — 347,058 — 347,058
Spain ............................................... — 98,572 — 98,572
United Kingdom ........................................ — 335,684 — 335,684
United States .......................................... — 913,227 327,860 1,241,087
Foreign Government Obligations .............................. — 4,024,288 — 4,024,288
Grantor Trust ........................................... 1,793,449 — — 1,793,449
Investment Companies .................................... 3,109,990 — — 3,109,990
Municipal Bonds ......................................... — 105,424 — 105,424
Non-Agency Mortgage-Backed Securities ........................ — 1,918,544 — 1,918,544
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

Level 1 Level 2 Level 3 Total
Preferred Securities
Brazil ............................................... $ 233,421 $ — $ 135,718 $ 369,139
China ............................................... — — 710,436 710,436
Finland .............................................. — — 32,156 32,156
France .............................................. — 224,502 — 224,502
Germany ............................................ — 1,033,435 — 1,033,435
India ............................................... — — — —
Italy ................................................ — 114,517 — 114,517
Luxembourg .......................................... — 96,729 — 96,729
Spain ............................................... — 109,794 — 109,794
Sweden ............................................. — — — —
United Kingdom ........................................ — 136,352 16,919 153,271
United States .......................................... 159,054 294,973 2,598,862 3,052,889
Rights ................................................ — — 1,193 1,193
U.S. Government Sponsored Agency Securities .................... — 1,125,566 — 1,125,566
Warrants .............................................. 230 56 88,651 88,937
Short-Term Securities
Foreign Government Obligations .............................. — 231,199 — 231,199
Money Market Funds ...................................... 11,587,310 — — 11,587,310
Options Purchased
Credit contracts .......................................... — 596 — 596
Equity contracts .......................................... 268,208 86,907 — 355,115
Foreign currency exchange contracts ........................... — 12,079 — 12,079
Interest rate contracts ...................................... — 2,439 — 2,439
$ 85,210,762 $ 55,690,524 $ 8,740,839 $ 149,642,125
Investments Valued at NAV
(a)
...................................... 162,547
$ 149,804,672
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 42,285 $ — $ 42,285
Equity contracts ........................................... 488,922 149,498 — 638,420
Foreign currency exchange contracts ............................ — 265,441 — 265,441
Interest rate contracts ....................................... 447,276 1,796,730 — 2,244,006
Other contracts ........................................... — 1,321 — 1,321
Liabilities
Credit contracts ........................................... — (30,142) — (30,142)
Equity contracts ........................................... (623,661) (711,761) — (1,335,422)
Foreign currency exchange contracts ............................ — (561,618) — (561,618)
Interest rate contracts ....................................... (434,314) (708,003) — (1,142,317)
$ (121,777) $ 243,751 $ — $ 121,974
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Securities Rights
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2025 ................. $ 195,500 $ 1,321,667 $ 1,883,505 $ 463,115 $ 4,377,123 $ 1,193 $ 170 $ 81,258 $ 8,323,531
Transfers into Level 3
(a)
.............................. — — 200,000 125,254 — — — — 325,254
Transfers out of Level 3
(b)
............................. — — (194,688) (58,241) — — — — (252,929)
Accrued discounts/premiums ........................... — — 1,169 434 — — — — 1,603
Net realized gain (loss) .............................. — — (25) 10 — — — — (15)
Net change in unrealized appreciation (depreciation)
(c)
.......... 933 316,204 (29,299) (29,023) (184,506) — (170) 7,393 81,532
Purchases ....................................... 55,465 946,643 44,333 6,720 — — — — 1,053,161
Sales .......................................... — — (17,500) (75,272) (698,526) — — — (791,298)
Closing balance, as of March 31, 2026 ....................
$ 251,898 $ 2,584,514 $ 1,887,495 $ 432,997 $ 3,494,091 $ 1,193 $ — $ 88,651 $ 8,740,839
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026
(c)
.........................
$ 933 $ 316,204 $ (29,299) $ (29,023) $ (185,429) $ — $ — $ 7,855 $ 81,241
(a)
As of December 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of December 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $183,801. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities $ 196,500 Income Discount Rate 7% —
Common Stocks 2,584,512 Market Revenue Multiple 0.75x - 32.10x 7.37x
Volatility 49% - 80% 69%
Time to Exit 1.0 - 3.0 years 2.35 years
EBITDA Multiple 71.43x —
Gross Profit Multiple 5.25x —
Discount for Lack of
Marketability 11% —
Risk Free Rate 3.63% —
Income Discount Rate 15% —
Corporate Bonds 1,887,495 Income Discount Rate 8% - 34% 13%
Estimated Recovery Value 31% —
Market Revenue Multiple 0.60x —
Direct Profit Multiple 2.00x —
Time to Exit 0.2 - 1.8 years 1.4 years
Volatility 55% - 55% 55%
Floating Rate Loan Interests 314,033 Income Discount Rate 14% - 21% 16%
Market EDBITDA Multiple 5.00x —
Preferred Stocks 3, 484 , 65 6 Market Revenue Multiple 1.60x - 20.68x 12.26x
EBITDAR Multiple 8.25x —
Volatility 40% - 90% 73%
Time to Exit 1.0 - 4.0 years 3.3 years
Market Adjustment Multiple 0.20x - 1.10x 1.07x
Gross Profit Multiple 5.25x —
Income Discount Rate 11% - 16% 13%
Rights  1,193 Income Discount Rate 5% —
Warrants 88,649 Market Revenue Multiple 5.00x - 9.75x 9.40x
Volatility 50% - 80% 66%
Time to Exit 1.0 - 5.2 years 4.0 years
Discount for Lack of
Marketability 6% —
Income Discount Rate 15% —
$ 8, 557 , 03 8
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Global Allocation Portfolio

Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
PYG Paraguayan Guarani
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CNREPOFIX_CFXS China Fixing Repo Rates
CVR Contingent Value Rights
DAC Designated Activity Company
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
HONIA HKD - Overnight Index Average
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
KLIBOR Kuala Lumpur Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVDR Non-Voting Depository Receipts
OBFR01 USD - 1D Overnight Bank Funding Rate
OTC Over-the-counter
P TONA JPY - Provisional 1D Overnight Tokyo Average Rate
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
SSARON CHF - Swiss Average Rate O/N
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
STACR Structured Agency Credit Risk
TIIEOIS Mexico Interbank TIIE 1-day
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate